        As filed with the Securities and Exchange Commission on December 8, 1997
                                                Securities Act File No. 33-20827
                                        Investment Company Act File No. 811-5518
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
                         Pre-Effective Amendment No. __                    [_]

                       Post-Effective Amendment No. 51                     [X]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
                               Amendment No. 53                            [X]

                     -------------------------------------

                               THE RBB FUND, INC.

          (Government Securities Portfolio:  RBB Class; BEA International Equity
Portfolio:  BEA Class, BEA Investor Class and BEA Advisor Class; BEA High Yield
Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA Emerging Markets Equity Portfolio: BEA Class, BEA Investor Class and BEA Advisor Class; BEA U.S. Core Equity Portfolio: BEA Class; BEA U.S. Core Fixed Income Portfolio:
BEA Class; BEA Strategic Global Fixed Income Portfolio: BEA Class; BEA Municipal Bond Fund Portfolio: BEA Class; BEA Balanced Fund Portfolio: BEA Class; BEA Short Duration Portfolio: BEA Class; BEA Global Telecommunications Portfolio:
BEA Investor Class and BEA Advisor Class; ni Numeric Investors Micro Cap Fund: ni Class; ni Numeric Investors Growth Fund: ni Class; ni Numeric Investors Growth & Value Fund: ni Class; ni Numeric Investors Larger Cap Value Fund: ni Class; Boston Partners Large Cap Value Fund: Boston Partners Advisor Class, Boston Partners Institutional Class and Boston Partners Investor Class; Boston Partners Mid Cap Value Fund: Boston Partners Institutional Class and Boston Partners Investor Class; Boston Partners Bond Fund: Boston Partners Institutional Class and Boston Partners Investor Class; Money Market Portfolio:
Cash Preservation Class, Sansom Street Class, Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Municipal Money Market Portfolio: Cash Preservation Class, Sansom Street Class, Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; Government Obligations Money Market Portfolio: Sansom Street Class, Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class; New York Municipal Money Market Portfolio: Bedford Class, Janney Class, Beta Class, Gamma Class, Delta Class, Epsilon Class, Zeta Class, Eta Class and Theta Class)

   ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)
                         Bellevue Park Corporate Center
                        400 Bellevue Parkway, Suite 100
                              Wilmington, DE 19809
                    (Address of Principal Executive Offices)
                   ----------------------------------------
                 Registrant's Telephone Number:  (302) 792-2555

                                   Copies to:
GARY M. GARDNER, ESQUIRE                        MICHAEL P. MALLOY, ESQUIRE
PNC Bank, National Association                  Drinker Biddle & Reath LLP
1600 Market Street, 28th Floor                  1100 PNB Building
Philadelphia, PA 19103                          1345 Chestnut Street
(Name and Address of Agent for Service)         Philadelphia, PA  19107-3496

     It is proposed that this filing will become effective (check appropriate box)

   [_]    immediately upon filing pursuant to paragraph (b)

   [X]    on December 9, 1997 pursuant to paragraph (b)

   [_]    60 days after filing pursuant to paragraph (a)(1)

   [_]    on (date) pursuant to paragraph (a)(1)

   [_]    75 days after filing pursuant to paragraph (a)(2)

   [_]    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

   [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              THE RBB FUND, INC.
            (n/i Numeric Investors Micro Cap, n/i Numeric Investors
                 Growth, n/i Numeric Investors Growth & Value
               and n/i Numeric Investors Larger Cap Value Funds)

                     n/i numeric investors family of funds


                             CROSS REFERENCE SHEET
                             ---------------------

                            Pursuant to Rule 495(a)
                       under the Securities Act of 1933


Form N-1A Item                                                          Location
--------------                                                          --------

          Part A                                                          Prospectus

1.        Cover Page........................................              Cover Page

2.        Synopsis..........................................              Introduction

3.        Condensed Financial Information...................              Financial Highlights

4.        General Description of Registrant.................              Cover Page; The Funds; Investment
                                                                          Objectives and Policies;
                                                                          Investment Limitations

5.        Management of the Fund............................              Management

5A.       Management's Discussion
            of Fund Performance.............................              Not Applicable

6.        Capital Stock and Other Securities................              Dividends and Distributions;
                                                                          Taxes; Description of Shares

7.        Purchase of Securities Being Offered..............              How to Purchase Shares; Net Asset
                                                                          Value

8.        Redemption or Repurchase..........................              How to Redeem Shares; Net Asset
                                                                          Value

9.        Pending Legal Proceedings.........................              Not Applicable

                               THE RBB FUND, INC.
             (n/i Numeric Investors Micro Cap, n/i Numeric Investors
                  Growth, n/i Numeric Investors Growth & Value
                and n/i Numeric Investors Larger Cap Value Funds)

                      n/i numeric investors family of funds


                              CROSS REFERENCE SHEET
                              ---------------------

                             Pursuant to Rule 495(a)
                        under the Securities Act of 1933


Form N-1A Item                                                Location
--------------                                                --------

          PART B                                                       STATEMENT OF ADDITIONAL INFORMATION

10.       Cover Page......................................             Cover Page

11.       Table of Contents...............................             Cover Page

12.       General Information and History.................             General; Directors and Officers;
                                                                       Additional Information Concerning
                                                                       Fund Shares; Miscellaneous; see
                                                                       Prospectus - "The Funds"

13.       Investment Objectives and Policies..............             Investment Objectives and
                                                                       Policies; Investment Limitations

14.       Management of the Fund..........................             Directors and Officers; Investment
                                                                       Advisory, Distribution and
                                                                       Servicing Arrangements

15.       Control Persons and Principal Holders
            of Securities.................................             Miscellaneous

16.       Investment Advisory and Other
            Services......................................             Investment Advisory, Distribution
                                                                       and Servicing Arrangements; See
                                                                       Prospectus - "Management"

17.       Brokerage Allocation and Other
            Practices.....................................             Fund Transactions

18.       Capital Stock and Other Securities..............             Additional Information Concerning
                                                                       Fund Shares; See Prospectus -
                                                                       "Dividends and Distributions" and
                                                                       "Description of Shares"

19.       Purchase, Redemption and Pricing of
            Securities Being Offered......................             Purchase and Redemption
                                                                       Information; Valuation of Shares;
                                                                       See Prospectus - "How to Purchase
                                                                       Shares" and "How to Redeem Shares"

20.       Tax Status......................................             Taxes; See Prospectus - "Taxes"

21.       Underwriters....................................             Not Applicable

22.       Calculation of Performance Data.................             Performance Information

23.       Financial Statements............................             Miscellaneous

                           N/I NUMERIC INVESTORS

                              family of funds

                N/I NUMERIC INVESTORS Micro Cap Fund CLOSED

                 N/I NUMERIC INVESTORS Growth Fund CLOSED

                 N/I NUMERIC INVESTORS Growth & Value Fund

                N/I NUMERIC INVESTORS Larger Cap Value Fund

                 --------------------------------------------

                    advised by NUMERIC INVESTORS LP(R)

                 --------------------------------------------


                                                                      Prospectus

                                                           December 9, 1997

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
INTRODUCTION...............................................................   2
FINANCIAL HIGHLIGHTS.......................................................   6
INVESTMENT OBJECTIVES AND POLICIES.........................................   7
INVESTMENT LIMITATIONS.....................................................  11
MANAGEMENT.................................................................  12
FUND TRANSACTIONS..........................................................  14
HOW TO PURCHASE SHARES.....................................................  14
HOW TO REDEEM SHARES.......................................................  17
NET ASSET VALUE............................................................  19
DIVIDENDS AND DISTRIBUTIONS................................................  19
TAXES......................................................................  19
DESCRIPTION OF SHARES......................................................  20
OTHER INFORMATION..........................................................  21
APPENDIX A--Performance Benchmarks......................................... A-1

                              INVESTMENT ADVISER
                            Numeric Investors L.P.
                           Cambridge, Massachusetts

                                   CUSTODIAN
                            Custodial Trust Company
                             Princeton, New Jersey

      CO-ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                                   PFPC Inc.
                             Wilmington, Delaware

                             CO-ADMINISTRATOR
                      Bear Stearns Funds Management Inc.
                              New York, New York

                      ADMINISTRATIVE SERVICES AGENT

                     Counsellors Funds Service, Inc.
                              New York, New York

                                  DISTRIBUTOR
                          Counsellors Securities Inc.
                              New York, New York

                                    COUNSEL
                          Drinker Biddle & Reath LLP
                          Philadelphia, Pennsylvania

                            INDEPENDENT ACCOUNTANTS
                           Coopers & Lybrand L.L.P.
                          Philadelphia, Pennsylvania

                  N/I NUMERIC INVESTORS family of funds
                                      of
                              The RBB Fund, Inc.

  The n/i numeric investors family of funds consists of four classes of common stock of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of each such class (collectively, the "n/i numeric investors family of funds Shares" or "Shares") offered by this Prospectus represent interests in one of four investment portfolios of RBB and are designed to offer a variety of investment opportunities (each such investment portfolio referred to as a "Fund," collectively, the "Funds"). The investment objectives of each investment portfolio described in this Prospectus are as follows:

    N/I NUMERIC INVESTORS MICRO CAP FUND--to provide long-term capital appreciation. The Fund invests generally in common stock of companies with higher than average earnings growth rates and market capitalization of $500 million or less, although the Fund may invest in companies with higher market capitalization and lower than average growth rates.

    N/I NUMERIC INVESTORS GROWTH FUND--to provide long-term capital appreciation. The Fund invests generally in common stock of companies with smaller ($1 billion or less) market capitalization, or companies with substantial equity capital and higher than average earnings growth rates.

    N/I NUMERIC INVESTORS GROWTH & VALUE FUND--to provide long-term capital appreciation. The Fund invests generally in common stock of middle and large market capitalization companies where earnings per share are improving more rapidly than the earnings per share of the average company, as well as companies whose securities have market valuations which are lower than the average market valuations of securities, as measured by such characteristics as price to earnings ratios and price to book ratios.

    N/I NUMERIC INVESTORS LARGER CAP VALUE FUND--to provide long-term capital appreciation. The Fund invests generally in common stock of larger ($1 billion or more) market capitalization companies. The stock selection process for this Fund is primarily determined by the fair valuation stock model which seeks to identify companies whose securities have market valuations that are lower than the average market valuations of securities, as measured by such characteristics as price to earnings ratios and price to book ratios. Also considered, but of less importance, is the growth stock model which seeks to identify companies whose earnings per share are improving more rapidly than the earnings per share of the average company.

IMPORTANT FUND CLOSING INFORMATION

  NUMERIC INVESTORS L.P. ("NUMERIC"), THE FUNDS' INVESTMENT ADVISER, WILL MONITOR THE FUNDS' TOTAL ASSETS AND MAY CLOSE ANY OF THE FUNDS AT ANY TIME TO NEW INVESTMENT DUE TO CONCERNS THAT AN INCREASE IN THE SIZE OF A FUND MAY ADVERSELY AFFECT THE IMPLEMENTATION OF NUMERIC'S INVESTMENT STRATEGY. NUMERIC MAY ALSO CHOOSE TO REOPEN A CLOSED FUND TO NEW INVESTMENT AT ANY TIME, AND MAY SUBSEQUENTLY CLOSE SUCH FUND AGAIN SHOULD CONCERNS REGARDING FUND SIZE RECUR. AT THE TIME OF THIS PROSPECTUS, THE N/I NUMERIC INVESTORS MICRO CAP AND GROWTH FUNDS ARE CLOSED TO FURTHER INVESTMENT, EXCEPT AS DESCRIBED ON PAGE 17 HEREOF. IN THE EVENT THAT THE NET ASSETS OF THE N/I NUMERIC INVESTORS GROWTH AND VALUE FUND REACH $200,000,000, THE SALE OF ADDITIONAL SHARES OF THIS FUND WILL ALSO BE RESTRICTED AS DESCRIBED ON PAGE 17 HEREOF.

  Shares of the n/i numeric investors family of funds are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank and shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in n/i numeric investors family of funds Shares involve investment risks, including the possible loss of principal.

  This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated December 9, 1997, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. The Prospectus and Statement of Additional Information are available for reference, along with other related materials, on the SEC Internet Web Site (http://www.sec.gov). It may also be obtained free of charge by calling (800) NUMERIC [(800) 686-3742].

 THESE SECURITIES  HAVE NOT  BEEN APPROVED OR  DISAPPROVED BY  THE SECURITIES
   AND EXCHANGE COMMISSION OR  ANY STATE SECURITIES  COMMISSION NOR HAS THE
    COMMISSION  OR  ANY  STATE   SECURITIES  COMMISSION  PASSED  UPON  THE
      ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
       CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS                                                December 9, 1997

INTRODUCTION

RBB is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and is currently operating or proposing to operate twenty-two separate investment portfolios. Each of the four classes of Shares offered by this Prospectus represents interests in one of the following four investment portfolios: n/i numeric investors Micro Cap Fund; n/i numeric investors Growth Fund; n/i numeric investors Growth & Value Fund; and n/i numeric investors Larger Cap Value Fund. RBB was incorporated under the laws of the State of Maryland on February 29, 1988.

WHO SHOULD INVEST: LONG-TERM INVESTORS SEEKING CAPITAL APPRECIATION

The Funds are intended for investors who are seeking long-term capital appreciation, and who do not need to earn current income from their investment in the Funds. The net asset values per share of Shares representing interests in the Funds will fluctuate as the values of the portfolio securities change in response to changing market prices and other factors. Because of the risks associated with common stock investments, the Funds are intended to be a long-term investment vehicle and are not designed to provide investors with a means of speculating on short-term stock market movements. Investors should be able to tolerate sudden, sometimes substantial fluctuations in the value of their investment. Investors who engage in excessive account activity generate additional costs that are borne by all of a Fund's shareholders. In order to minimize such costs, the Funds reserve the right to reject any purchase request (including exchange purchases from other n/i numeric investors Funds) that is reasonably deemed to be disruptive to efficient portfolio management, either because of the timing of the investment or previous excessive trading by the investor. Additionally, the Funds have adopted exchange privilege limitations permitting three exchanges per year as described in the section "Exchange Privilege Limitations." Finally, the Funds reserve the right to suspend the offering of their shares.

Because of these risks, the Funds should not be considered a complete investment program. Most investors should maintain diversified holdings of securities with different risk characteristics-- including common stocks, bonds and money market instruments. Investors may wish to purchase shares on a regular, periodic basis (Automatic Investing), rather than investing in one lump sum, in order to reduce the risk of investing all their monies in common stocks at a particularly unfavorable time. Investors may also wish to complement an investment in the Fund with other types of common stock investments.

FUND MANAGEMENT

Numeric serves as the investment adviser to the Funds. Numeric specializes in the active management of U.S. equity portfolios using internally developed quantitative stock selection and portfolio risk-control techniques, and currently has over $3.8 billion in assets under management for individual, limited partnership, an off-shore fund, mutual fund, pension plan and endowment accounts.

THE FUNDS

The investment objectives and policies of each of the Funds are summarized in the table below. There is no assurance that a Fund will achieve its investment objective.

    N/I
  NUMERIC
 INVESTORS                       INVESTMENT                        PERFORMANCE
   FUND                       OBJECTIVE/POLICY                      BENCHMARK*
-------------------------------------------------------------------------------
 Micro Cap Objective is to provide long-term capital               Russell 2000
           appreciation. Invests generally in common stock of      Growth Index
           companies with market capitalizations of $500 million
           or less and higher than average earnings growth
           rates.
-------------------------------------------------------------------------------
 Growth    Objective is to provide long-term capital               Russell 2500
           appreciation. Invests generally in common stock of      Growth Index
           companies with smaller ($1 billion or less) market
           capitalization or companies with substantial equity
           capital and higher than average earnings growth
           rates.
-------------------------------------------------------------------------------
 Growth &  Objective is to provide long-term capital               S&P MidCap
  Value    appreciation. Invests generally in common stocks of     400 Index
           middle and large market capitalization companies
           where earnings per share are improving more rapidly
           than the earnings per share of the average company,
           as well as companies whose securities have market
           valuations which are lower than the average market
           valuations of securities, as measured by such
           characteristics as price to earnings ratios and price
           to book ratios.

    N/I
  NUMERIC
 INVESTORS                       INVESTMENT                        PERFORMANCE
    FUND                      OBJECTIVE/POLICY                      BENCHMARK*
-------------------------------------------------------------------------------
 Larger Cap Objective is to provide long-term capital              Russell 1000
  Value     appreciation. The Fund invests generally in common     Value Index
            stock of larger ($1 billion or more) market
            capitalization companies. The stock selection
            process for this Fund is primarily determined by the
            fair valuation stock model which seeks to identify
            companies whose securities have market valuations
            that are lower than the average market valuations of
            securities, as measured by such characteristics as
            price to earnings ratios and price to book ratios.
            Also considered, but of less importance, is the
            growth stock model which seeks to identify companies
            whose earnings per share are improving more rapidly
            than the earnings per share of the average company.

--------
* For more information on a Fund's benchmark, see Appendix A at the back of this prospectus.

FEE TABLE

The following tables illustrate all expenses and fees (after expected fee waivers and expense reimbursements) that a shareholder would incur in each Fund. The expenses and fees in the tables for the n/i numeric investors Micro Cap, Growth and Growth & Value Funds are based on expenses incurred for the fiscal year ended August 31, 1997. The expenses and fees in the tables for the n/i numeric investors Larger Cap Value Fund are based on expenses expected to be incurred in the current fiscal period.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as
 percentage of offering price)                 NONE
Sales Charge Imposed on Reinvested Dividends   NONE
Redemption Fees                                NONE
Exchange Fees/1/                               NONE

--------
1 Exchanges are limited to three (3) per year. See "How to Purchase Shares--
  Exchange Privilege Limitations."

Annual Fund Operating Expenses (as a percentage of average net assets)

                                                                   GROWTH LARGER
                                                     MICRO           &     CAP
                                                      CAP   GROWTH VALUE  VALUE
                                                     FUND    FUND   FUND   FUND
                                                     -----  ------ ------ ------
Management Fees
 (after waivers)/1/.................................  .51%    .52%   .37%     0%
12b-1 Fees.......................................... None    None   None   None
Other Expenses
 (after waivers and reimburse
 ments)/1/..........................................  .49%    .48%   .63%  1.00%
                                                     ----    ----   ----   ----
Total Fund Operating Expenses,
 (after waivers and
 reimburse
 ments)/1/.......................................... 1.00%   1.00%  1.00%  1.00%
                                                     ====    ====   ====   ====

--------

1. Before expense reimbursements and waivers, Management Fees would be 0.75% for each of the four Funds, Other Expenses would be .70% for the Micro Cap Fund, .65% for the Growth Fund, 1.06% for the Growth & Value Fund and are expected to be 1.01% for the Larger Cap Value Fund. Total Fund Operating Expenses would be 1.45% for the Micro Cap Fund, 1.40% for the Growth Fund, 1.81% for the Growth & Value Fund and are expected to be 1.76% for the Larger Cap Value Fund.

EXAMPLE

An investor would pay the following expenses on a $1,000 investment in each of the Funds, assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                                                          ONE  THREE FIVE   TEN
                                                          YEAR YEARS YEARS YEARS
                                                          ---- ----- ----- -----
Micro Cap................................................ $10   $32   $55  $122
Growth................................................... $10   $32   $55  $122
Growth & Value........................................... $10   $32   $55  $122
Larger Cap Value......................................... $10   $32   $55  $122

The Examples in the Fee Table assume that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RETURN OR OPERATING EXPENSES AND ACTUAL INVESTMENT RETURN OR OPERATING EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in any of the n/i numeric investors family of funds Classes of RBB will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects expense reimbursements and a voluntary waiver of Management Fees for each Fund through the current fiscal year. There can be no assurance that any future expense reimbursements and waivers (if any) of Management Fees will not vary from the figures reflected in the Fee Table. In addition, Numeric is expected to voluntarily assume additional expenses of the Larger Cap Value Fund. There can be no assurance that Numeric will continue to assume such expenses. Assumption of additional expenses will have the effect of lowering a Fund's overall expense ratio and increasing its yield or total return to investors. "Other Expenses" for the Funds are based on estimated amounts for the current fiscal year.

OFFERING PRICES

Shares of the n/i numeric investors Growth & Value Fund and the n/i numeric investors Larger Cap Value Fund are offered to the public. Shares of the n/i numeric investors Micro Cap Fund and the n/i numeric investors Growth Fund are offered only to certain persons described under "How to Purchase Shares-- Closing of Funds." Purchase orders receive the next determined net asset value after receipt of an order in proper form by PFPC Inc. ("PFPC"), the Funds' transfer agent. THE SHARES ARE OFFERED ON A NO-LOAD BASIS: THERE IS NO SALES CHARGE IMPOSED ON PURCHASES OF SHARES, NOR ARE THE SHARES SUBJECT TO A DISTRIBUTION ("12B-1") FEE.

MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS

The minimum initial investment for each Fund is $3,000. Subsequent investments must be $100 or more. The minimum initial investment for an Automatic Investment Plan is $1,000 with minimum monthly payments of $100. The minimum investment for Individual Retirement Accounts ("IRAs"), or pension, profit-sharing or other employee benefit plans is $1,000 and minimum subsequent investments are $100. See "How to Purchase Shares."

EXCHANGES

Shares of a n/i numeric investors family of funds may be exchanged up to three
(3) times per year for Shares of the n/i numeric investors Growth & Value Fund or the n/i numeric investors Larger Cap Value Fund at the net asset value next determined after receipt by PFPC of an exchange request. In addition, RBB reserves the right to impose an administrative charge for each exchange or to reject any exchange request that is reasonably deemed to be disruptive to efficient portfolio management. See "How to Purchase Shares--Exchange Privilege" and "Exchange Privilege Limitation."

REDEMPTION PRICE

Shares generally may be redeemed at any time at their net asset value next determined after receipt by PFPC of a redemption request. RBB reserves the right, upon 30 days' written notice, to redeem an account in any of the Funds if the net asset value of the investor's Shares in that account falls below $500 and is not increased to at least such amount within such 30-day period. See "How to Redeem Shares."

RISK FACTORS TO CONSIDER

An investment in any of the Funds is subject to certain risks, as set forth in detail under "Investment Objectives and Policies." As with other mutual funds, there can be no assurance that any Fund will achieve its objective. Some or all of the Funds, to the extent set forth under "Investment Objectives and Policies," may engage in the following investment practices: short sales, borrowings, the lending of portfolio securities, engaging in options and futures transactions and investments in micro-cap and small cap issuers. All of these transactions involve certain special risks, as set forth under "Investment Objectives and Policies." In addition, the Funds may be subject to high portfolio turnover rates. See "Investment Objectives and Policies-- Portfolio Turnover" and "Taxes."

SHAREHOLDER INQUIRIES

For questions regarding shareholder accounts, call toll-free: 1-800-348-5031. Any questions regarding (i) new or existing accounts or (ii) purchases or redemptions should be directed to PFPC by writing to it at:

  n/i numeric investors family of funds

  c/o PFPC Inc.
  Bellevue Park Corporate Center
  400 Bellevue Parkway
  Wilmington, Delaware 19809

For overnight deliveries:

  n/i numeric investors family of funds

  c/o PFPC Inc.
  Bellevue Park Corporate Center
  400 Bellevue Parkway, Suite 108
  Wilmington, Delaware 19809

or by calling PFPC toll-free at:

  1-800-348-5031.

To request a prospectus, call toll-free:

  1-800 NUMERIC [1-800-686-3742].

For any other questions, call toll-free:

  1-800-NUMERIC [1-800-686-3742].

To reach Numeric and the Funds on the Internet: Information is available on the Internet through the World Wide Web. Shareholders and investment professionals may obtain information on Numeric and the Funds by accessing:

  http://www.numeric.com

To reach Numeric through e-mail:

  info@numeric.com










                   This Column intentionally left blank.

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the period from commencement of operations (June 3, 1996) through August 31, 1996 and for the fiscal year ended August 31, 1997. The financial data included in this table should be read in conjunction with the financial statements and related notes contained in the Annual Report to Shareholders and incorporated by reference in the Statement of Additional Information. No financial information has been provided with respect to the n/i numeric investors Larger Cap Value Fund because it had not commenced operations as of August 31, 1997.

                                 MICRO                                                 GROWTH
                                  CAP                       GROWTH                    & VALUE
                                  FUND                       FUND                       FUND
                          ---------------------      ---------------------      --------------------
                          FISCAL YEAR   PERIOD       FISCAL YEAR   PERIOD       FISCAL YEAR  PERIOD
                             ENDED      ENDED           ENDED      ENDED           ENDED     ENDED
                            8/31/97    8/31/96*        8/31/97    8/31/96*        8/31/97   8/31/96*
                          -----------  --------      -----------  --------      ----------- --------
PER SHARE OPERATING
 PERFORMANCE**
Net asset value,           $  11.67    $ 12.00        $  11.84    $ 12.00         $ 11.56   $ 12.00
 beginning of period....
                           --------    -------        --------    -------         -------   -------
Net investment income         (0.01)      0.01           (0.04)      0.01            0.08      0.03
 (loss)(1)..............
Net realized and
 unrealized gain (loss)
 on investments(2)......       6.82      (0.34)           4.50      (0.17)           5.58     (0.47)
                           --------    -------        --------    -------         -------   -------
Net increase (decrease)
 in net assets resulting
 from operations........       6.81      (0.33)           4.46      (0.16)           5.66     (0.44)
                           --------    -------        --------    -------         -------   -------
Dividends to
 Shareholders from net
 investment income......      (0.01)        --           (0.01)        --           (0.06)       --
                           --------    -------        --------    -------         -------   -------
Net asset value, end of
 period.................   $  18.47    $ 11.67        $  16.29    $ 11.84         $ 17.16   $ 11.56
                           ========    =======        ========    =======         =======   =======
Total investment              58.41%     (2.75)%         37.69%     (1.33)%         49.11%    (3.67)%
 return(3)..............
                           ========    =======        ========    =======         =======   =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of         $142,119    $14,100        $117,724    $26,756         $52,491   $ 3,813
 period (000's
 omitted)...............
Ratio of expenses to
 average net
 assets(1)(4)...........       1.00%      1.00%***        1.00%      1.00%***        1.00%     1.00%***
Ratio of net investment
 income (loss) to
 average net assets(1)..      (0.06)%     0.73%***       (0.38)%     0.71%***        0.79%     1.89%***
Portfolio turnover           233.49%     42.92%****     266.25%     19.21%****     263.83%     5.25%****
 rate...................
Average commission rate    $ 0.0327    $0.0339        $ 0.0397    $0.0365         $0.0369   $0.0363
 per share(5)...........

--------
   * These Funds commenced operations on June 3, 1996.
  ** Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
 *** Annualized.
**** Not annualized.
 (1) Reflects waivers and reimbursements.

 (2) The amount shown for a share outstanding throughout the respective periods is not in accord with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the periods.

 (3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment returns are not annualized.

 (4) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets annualized for the periods ended August 31, 1997 and August 31, 1996, respectively, would have been 1.45% and 3.45% for Micro Cap Fund, 1.40% and 2.62% for the Growth Fund, and 1.81% and 8.98% for the Growth & Value Fund.

 (5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the periods subject to such commissions.

INVESTMENT OBJECTIVES AND POLICIES

To meet its investment objective, each Fund employs a specific investment style, as described below. There is no assurance that a Fund will achieve its investment objective.

The investment objective of the n/i numeric investors Micro Cap Fund is to provide long-term capital appreciation. The Fund invests generally in common stocks, although it may also invest in securities which are convertible into common stock, fixed income securities and money market securities. Under normal circumstances, the Fund invests at least 65% of its total assets in common stock of companies with market capitalization of $500 million or less, although the Fund may invest in companies with higher market capitalization. Numeric determines its stock selection decisions for this Fund primarily on the basis of its growth stock model, which seeks to identify companies whose earnings per share are improving more rapidly than the earnings per share of the average company. Considered, but of significantly less importance, is the fair valuation stock model, Fair Value, which seeks to identify companies whose securities have market valuations that are lower than the average market valuations of securities, as measured by characteristics including price to earnings ratios and price to book ratios. The Fund measures its performance against the Russell 2000 Growth Index.

The investment objective of the n/i numeric investors Growth Fund is to provide long-term capital appreciation. The Fund invests generally in common stocks, although it may also invest in securities which are convertible into common stock, fixed income securities and money market securities. Under normal circumstances, the Fund invests in common stock of companies with smaller ($1 billion or less) market capitalization or companies with substantial equity capital and higher than average earnings growth rates. Numeric determines its stock selection decisions for this Fund primarily on the basis of its growth stock model, which seeks to identify companies whose earnings per share are improving more rapidly than the earnings per share of the average company. Considered, but of significantly less importance, is the Fair Value model, which seeks to identify companies whose securities have market valuations that are lower than the average market valuations of securities, as measured by characteristics including price to earnings ratios and price to book ratios. The Fund will measure its performance against the Russell 2500 Growth Index.

The investment objective of the n/i numeric investors Growth & Value Fund is to provide long-term capital appreciation. The Fund invests generally in common stocks of middle and large market capitalization companies where earnings per share are improving more rapidly than earnings per share of the average Company, as well as companies whose securities have market valuations which are lower than the average market valuations of securities, as measured by such characteristics as price to earnings ratios and price to book ratios. The Fund may also invest in securities which are convertible into common stock, fixed income securities and money market securities. Numeric determines its stock selection decisions for this Fund primarily on the basis of its growth stock model and its Fair Value stock model. The growth stock model seeks to identify companies whose earnings per share are improving more rapidly than the earnings per share of the average company. The Fair Value stock model seeks to identify companies whose securities have market valuations that are lower than the average market valuation of securities, as measured by characteristics including price to earnings ratios and price to book ratios. The Fund anticipates that it will invest a large portion of its total assets in common stock of "mid cap" companies, which the Fund defines as the 151st to the 1000th largest companies (excluding American Depository Receipts ("ADRs")) as ranked by market capitalization. The market capitalization of the 1000th largest company is approximately $1.1 billion. The Fund will measure its performance against the S&P MidCap 400 Index.

The investment objective of the n/i numeric investors Larger Cap Value Fund is to provide long-term capital appreciation. The Fund invests generally in common stock of larger ($1 billion or more) market capitalization companies, although it may also invest in middle capitalization companies and securities which are convertible into common stock, fixed income securities and money market securities. Under normal circumstances, the Fund invests at least 65% of its total assets in common stock of companies with a market capitalization of $1 billion or more. Numeric determines its stock selection decisions for this Fund primarily on the basis of its Fair Value stock model which seeks to identify companies whose securities have market valuations that are lower than the average market valuations of securities, as measured by such characteristics as price to earnings ratios and price to book ratios. Also considered, but of less importance, is the growth stock model which seeks to identify companies whose earnings per share are improving more rapidly than the earnings per share of the average company. The Fund anticipates that it will invest a large portion of its total assets in common stock of the 1000 largest companies (excluding ADRs) as ranked by market capitalization. The market capitalization of the 1000th largest company is approximately $1.1 billion. The Fund will measure its performance against the Russell 1000 Value Index.

NUMERIC'S INVESTMENT STYLE. Numeric employs a quantitative approach to investment management. Numeric relies on proprietary quantitative computer models utilizing internally developed computer technology and financial databases to assist in the stock selection process. Numeric's proprietary models are capable of ranking a large universe of eligible investments using a wide array of financial data such as market price, book value, earnings, cash flow and earnings growth rates. The models also evaluate the degree to which independent research analysts are changing their earnings forecasts for the companies they follow. The models are broadly classified into two types:
Numeric's value stock model, Fair Value, seeks to identify companies whose securities have market valuations that are lower than the average market valuation of securities, as measured by characteristics including price to earnings ratios and price to book ratios; Numeric's growth stock model, Estrend(TM), seeks to identify companies whose earnings per share are improving more rapidly than the earnings per share of the average company. Stocks are ranked according to their relative attractiveness as determined by these models. These rankings assist Numeric in constructing a portfolio it believes is invested in the most attractive securities consistent with a Fund's investment objectives. The same investment strategy used to manage a particular Fund also may be used for institutional accounts managed by Numeric. These models may be changed periodically to capture the insights of Numeric's ongoing research efforts.

In pursuing the investment objectives of each of the Funds, Numeric may use the investment instruments and techniques discussed below:

EQUITY MARKETS. The Funds invest primarily in equity markets at all times. Equity markets can be highly volatile, so that investing in the Funds involves substantial risk. In addition, the Funds can and will typically invest in stocks that are riskier and more volatile than the average stock. As a result, investing in these Funds involves risk of substantial loss of capital.

OPTIONS AND FUTURES. The Funds may write covered call options, buy put options, buy call options and write put options, without limitation except as noted in this paragraph. Such options may relate to particular securities or to various indexes and may or may not be listed on a national securities exchange or issued by the Options Clearing Corporation. The Funds may also invest in futures contracts and options on futures contracts (index futures contracts or interest rate futures contracts, as applicable) for hedging purposes, including conversion of cash to equity.

Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple.

The Funds will engage in unlisted over-the-counter options only with broker-dealers deemed creditworthy by Numeric. Closing transactions in certain options are usually effected directly with the same broker-dealer that effected the original option transaction. The Funds bear the risk that the broker-dealer will fail to meet its obligations. There is no assurance that the Funds will he able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing

Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

To enter into a futures contract, the Funds must make a deposit of an initial margin with their custodian in a segregated account in the name of the futures broker. Subsequent payments to or from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the long and short positions in the futures contracts more or less valuable.

The risks related to the use of options and futures contracts include: (i) the correlation between movements in the market price of a Fund's investments (held or intended for purchase) being hedged and in the price of the futures contract or option may be imperfect; (ii) possible lack of a liquid secondary market for closing out options or futures positions; (iii) the need for additional portfolio management skills and techniques; and (iv) losses due to unanticipated market movements. Successful use of options and futures by the Funds is subject to Numeric's ability to predict correctly movements in the direction of the market. For example, if a Fund uses future contracts as a hedge against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. Thus, a purchase or sale of a futures contract may result in losses or gains in excess of the amount invested in the contract. For a further discussion see "Investment Objectives and Policies" in the Statement of Additional Information.

SHORT SALES. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position in accordance with positions taken by the Staff of the Securities and Exchange Commission.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale. The Fund may purchase call options to provide a hedge against an increase in the price of a security sold short by the Fund. See "Options and Futures Contracts" above.

The Funds anticipate that the frequency of short sales will vary substantially in different periods, and they do not intend that any specified portion of their assets, as a matter of practice, will be invested in short sales. However, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund's net assets.

In addition to the short sales discussed above, the Funds may make short sales "against the box," a transaction in which a Fund enters into a short sale of a security that the Fund owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. It currently is anticipated that the Funds will make short sales against the box for purposes of protecting the value of the Funds' net assets.

LENDING OF FUND SECURITIES. The Funds may lend their portfolio securities to financial institutions. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreases below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers which Numeric deems to be of good standing and only when, in Numeric's judgment, the income to be earned from the loans justifies the attendant risks. A Fund may not make loans in excess of 33 1/3% of the value of its total assets.

PORTFOLIO TURNOVER. The Funds may be subject to a greater degree of turnover and thus a higher incidence of short-term capital gains taxable as ordinary income than might be expected from portfolios which invest substantially all of their funds on a long-term basis, and correspondingly larger brokerage charges and other transaction costs can be expected to be borne by such Funds. The Larger Cap Value Fund anticipates that its annual turnover will range from 150% to 300% depending on market conditions. Such turnover rates are greater than that of many other investment companies. The portfolio turnover rates for the other Funds for the period ended August 31, 1996 and for the fiscal year ended August 31, 1997 are set forth above in the financial highlights on page 6.

MICRO CAP AND SMALL CAP STOCKS. Securities of companies with micro and small capitalizations tend to be riskier than securities of companies with medium or large capitalizations. This is because micro and small cap companies typically have smaller product lines and less access to liquidity than mid cap or large cap companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of micro and small cap companies tend to be less certain than mid or large cap companies, and the dividends paid on micro and small cap stocks are frequently negligible. Moreover, micro and small cap stocks have, on occasion, fluctuated in the opposite direction of large cap stocks or the general stock market. Consequently, securities of micro and small cap companies tend to be more volatile than those of mid and large cap companies.

BORROWING MONEY. As a fundamental policy, the Funds are permitted to borrow to the extent permitted under the 1940 Act and to mortgage, pledge or hypothecate their respective assets in connection with such borrowings in amounts not in excess of 125% of the dollar amounts borrowed. The 1940 Act permits an investment company to borrow in an amount up to 33 1/3% of the value of such company's total assets. However, the Funds currently intend to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of their respective total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of its total assets, the Funds will not make any additional investments.

DEBT SECURITIES. The Funds may invest in debt securities rated no less than investment grade by either Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's"). Bonds in the lowest investment grade debt category (e.g., bonds rated BBB by S&P or Baa by Moody's) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. The Funds will not retain a bond that was rated as investment grade at the time of purchase but whose rating is subsequently downgraded below investment grade. The value of debt securities held by a Fund will tend to vary inversely in relation to changes in prevailing interest rates. Thus, if interest rates have increased from the time a debt security was purchased, such security, if sold, might be sold at a price less than its cost. Conversely, if interest rates have declined from the time a debt security was purchased, the debt security, if sold, might be sold at a price greater than its cost.

MARKET FLUCTUATION. Because the investment alternatives available to each Fund may be limited by specific objectives of that Fund, investors should be aware that an investment in a particular Fund may be subject to greater market fluctuation than an investment in a portfolio of securities representing a broader range of investment alternatives. In view of the specialized nature of the investment activities of each Fund, an investment in any single fund should not be considered a complete investment program. There is no assurance that any Fund will achieve its investment objectives.

SHORT-TERM DEBT OBLIGATIONS. The Funds may purchase money market instruments to the extent consistent with their investment objectives and policies. Such instruments include U.S. Government obligations, repurchase agreements, certificates of deposit, bankers acceptances and commercial paper.

REPURCHASE AGREEMENTS. The Funds may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Funds may enter into repurchase agreements will be banks and broker/dealers which Numeric considers creditworthy pursuant to criteria approved by the Board of Directors. Numeric will consider, among other things, whether a repurchase obligation of a seller involves minimal credit risk to a Fund in determining whether to have the Fund enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. Numeric will mark to market daily the value of the securities and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose a Fund to a possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

OTHER INVESTMENT INSTRUMENTS AND TECHNIQUES. In addition to the above investment instruments and techniques, the Funds presently intend to invest not more than 5% of a Fund's net assets in when-issued and forward commitments, illiquid securities, depositary receipts, investment company securities and convertible securities. These investment instruments and techniques and related risks are described in greater detail in the Funds' Statement of Additional Information under "Investment Objectives and Policies."

The Funds' investment objectives and policies described above may be changed by RBB's Board of Directors without shareholder approval. Shareholders will be provided 30 days prior written notice of any change in a Fund's investment objectives. There is no assurance that the investment objective of the Funds will be achieved.

INVESTMENT LIMITATIONS

No Fund may change the following investment limitations (with certain exceptions, as noted below) without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

THE FUNDS MAY NOT:

1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of a Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

2. Borrow money, except to the extent permitted under the 1940 Act or mortgage, pledge or hypothecate any of their respective assets in connection with any such borrowing except in amounts not in excess of 125% of the dollar amounts borrowed. For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

3. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of a Fund to be invested in the obligations of issuers in any industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

4. Make loans, except that a Fund may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of a Fund's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to RBB, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies.

In determining whether the Funds have complied with limitation 3 above, the Funds will not take into account the value of options and futures. These investment limitations are applied at the time investment securities are purchased (except that, with respect to borrowings, if asset coverage falls below 300%, a Fund will reduce its borrowing to restore asset coverage to 300% within three business days in accordance with the requirements of the 1940
Act). In order to permit the sale of its shares in certain states, the Funds may make commitments more restrictive than the investment policies and limitations described in this Prospectus. If the Funds determine that any commitment is no longer in the best interests of the Funds, they will revoke the commitment by terminating sale of shares of the Funds in the state involved.

MANAGEMENT

BOARD OF DIRECTORS

The business and affairs of RBB and the Funds are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

Numeric Investors L.P. serves as investment adviser to the Funds. Numeric, whose principal business address is One Memorial Drive, Cambridge, Massachusetts 02142, was organized in October 1989 as a Delaware limited partnership. The firm, which specializes in the active management of U.S. equity portfolios using internally developed quantitative stock selection and portfolio risk-control techniques, currently has over $3.8 billion in assets under management for individuals, limited partnership, mutual fund, an offshore fund, pension plan and endowment accounts. Langdon B. Wheeler, CFA is the founder of Numeric. Mr. Wheeler received his MBA from Harvard University and an undergraduate degree from Yale University. Management of the n/i numeric investors family of funds is directed by John C. Bogle, Jr., CFA, Director of Portfolio Management, with day-to-day investment decisions made by Mr. Bogle and his team. The team includes: Steven Cusimano, CFA; Arup K. Datta, CFA and Shannon Vanderhooft, CFA. Mr. Bogle joined Numeric in 1990 after serving as Vice President and Portfolio Manager at State Street Global Advisors. Mr. Bogle received his MBA and BS from Vanderbilt University. Messrs. Wheeler, Bogle and Mark F. Engerman, CFA are active in the development and implementation of the firm's stock selection models. Mr. Engerman joined Numeric in 1994 and is the Co-Director of Research and Portfolio Manager. Before joining Numeric, Mr. Engerman was the manager of Valuation Services at BARRA Inc. Prior to joining BARRA, Mr. Engerman worked for two years as a quantitative analyst for the Prudential Investment Corporation. Mr. Engerman received his BS in Applied Mathematics and economics from Brown University. Mr. Cusimano joined Numeric in 1997, and is responsible for assisting in the management of all Funds. Prior to joining Numeric, Mr. Cusimano was an Investment Strategist and Principal at Barclays Global Investors. Prior to joining Barclays, Mr. Cusimano was a manager of all quantitative and equity index strategies at the Florida Retirement System. Mr. Cusimano has his BSBA in Finance from the University of Florida. Mr. Datta joined Numeric in 1993 and manages the assets of the n/i numeric investors Growth & Value Fund and the n/i numeric investors Larger Cap Value Fund under the direction of Mr. Bogle. Mr Datta also assists in the management of the n/i numeric investors Micro Cap Fund. Prior to 1993, Mr. Datta was employed at The New England Financial Group as a personal financial advisor. Mr. Datta received his MBA from Cornell University and a B.Tech in Electrical Engineering from the Indian Institute of Technology in Kanpur, India. Ms. Vanderhooft joined Numeric in 1990 and manages the n/i numeric investors Growth Fund's assets under the direction of Mr. Bogle. Ms. Vanderhooft received her BA in Religious Studies from Indiana University. The general partner of Numeric is WBE & Associates, LLC, a Delaware limited liability company. The principal officers of WBE & Associates, LLC are Messrs. Wheeler and Bogle.

For the services provided and the expenses assumed by it, Numeric is entitled to receive a fee from each of the Funds at an annual rate of 0.75% of a Fund's average daily net assets, computed daily and payable monthly. Numeric may from time to time voluntarily agree to waive all or any portion of its advisory fees. Numeric presently intends to waive its fees for the current fiscal year and for the following fiscal year to the extent necessary to maintain an annualized expense ratio for each Fund of 1.00%, although there is no guarantee that Numeric will maintain such waivers indefinitely.

For the Funds' fiscal year ended August 31, 1997, Numeric waived investment advisory fees earned with respect to the n/i numeric investors Micro Cap Fund, n/i numeric investors Growth Fund and n/i numeric investors Growth & Value Fund in the amounts of 0.24%, 0.23% and 0.38%, respectively, of the average daily net assets of the Funds. For the n/i numeric investors Micro Cap Fund, n/i numeric investors Growth Fund, and n/i numeric investors Growth & Value Fund, RBB paid Numeric investment advisory fees of 0.51%, 0.52% and 0.37%, respectively, of average daily net assets of each Fund.

CO-ADMINISTRATORS

Bear Stearns Funds Management Inc. ("BSFM"), an affiliate of Bear, Stearns & Co. Inc. ("Bear Stearns"), serves as co-administrator to the Funds. BSFM's principal business address is 245 Park Avenue, 15th Floor, New York, New York 10167. BSFM generally assists each of the Funds in all aspects of their administration and operations. For its services, BSFM is entitled to a monthly fee calculated at the annual rate of .05% of the first $150 million of each Fund's average daily net assets and .02% on average daily net assets in excess of $150 million.

PFPC, an indirect wholly-owned subsidiary of PNC Bank, N.A. ("PNC"), also serves as co-administrator to the Funds. PFPC's principal business address is Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC assists the Funds in matters relating to the maintenance of financial records and accounting. For its services, PFPC is entitled to a fee calculated at the annual rate of .125% of each Fund's average daily net assets. PFPC is currently waiving fees in excess of .115% of each Fund's average daily net assets.

ADMINISTRATIVE SERVICES AGENT

Counsellors Funds Service, Inc. ("Counsellors Service"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc. ("Warburg"), provides certain administrative services to the Funds not otherwise provided by BSFM or PFPC. Counsellors Service's principal business address is 466 Lexington Avenue, New York, New York 10017. Counsellors Service furnishes certain internal quasi-legal, executive and administrative services to the Funds, acts as a liaison between the Funds and their various services providers and coordinates and assists in the preparation of proxy statements and reports prepared on behalf of the Funds. For its services, Counsellors Service is entitled to a monthly fee calculated at the annual rate of .15% of each Fund's average daily net assets. Counsellors Service is currently waiving fees in excess of .03% of each Fund's average daily net assets.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

PFPC serves as the Funds' transfer agent and dividend disbursing agent. The services provided and the fees payable by the Funds for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

CUSTODIAN

Custodial Trust Company ("CTC"), an affiliate of Bear Stearns, serves as custodian for the Funds. The services provided and the fees payable by the Funds for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

DISTRIBUTOR

Counsellors Securities Inc. (the "Distributor"), a wholly-owned subsidiary of Warburg, with a principal business address at 466 Lexington Avenue, New York, New York, acts as distributor for each of the Funds pursuant to separate distribution agreements (collectively, the "Distribution Agreements") with RBB on behalf of each of the Funds.

EXPENSES

The expenses of each Fund are deducted from its total income before dividends are paid. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios at the time such expenses are cited.

Numeric may assume additional expenses of the Funds from time to time. In certain circumstances, Numeric may assume such expenses on the condition that it is reimbursed by the Funds for such amounts prior to the end of a fiscal year. In such event, the reimbursement of such amounts, will have the effect of increasing a Fund's expense ratio and of decreasing the total return or yield to investors.

For the Fund's fiscal year ended August 31, 1997, the n/i numeric investors Micro Cap Fund's total expenses were 1.45% of average net assets (before waivers and reimbursements of 0.45%), the n/i numeric investors Growth Fund's total expenses were 1.40% of average net assets (before waivers and reimbursements of 0.40%) and the n/i numeric investors Growth & Value Fund's total expenses were 1.81% of average net assets (before waivers and reimbursements of 0.81%). The inception date of the n/i numeric investors Larger Cap Value Fund is subsequent to August 31, 1997.

FUND TRANSACTIONS

Numeric may consider a number of factors in determining which brokers to use in purchasing or selling a Fund's securities. These factors, which are more fully discussed in the Statement of Additional Information, include, but are not limited to, research services, the reasonableness of commissions and quality of services and execution. A higher rate of turnover (100% or more) of a Fund's securities may involve correspondingly higher transaction costs, which will be borne directly by the Fund. A Fund may enter into brokerage transactions with and pay brokerage commissions to brokers that are affiliated persons (as such term is defined in the 1940 Act) provided that the terms of the brokerage transactions comply with the provisions of the 1940 Act.

Numeric may allocate trades among any or all of its clients, including the Funds. Numeric combines orders and allocates to each account its proportionate or "pro rata" share of the trade. Accounts included in the trade allocation may include limited partnerships for which Numeric serves as general partner and in which employees and/or partners of Numeric may own a substantial interest. Numeric may cause the Funds to pay brokerage commissions which may be in excess of the lowest rates available to brokers who execute transactions for the Funds or who otherwise provide brokerage and research services utilized by Numeric, provided that Numeric determines in good faith that the amount of each such commission paid to a broker is reasonable in relation to the value of the brokerage viewed in terms of either the particular transaction to which the commission relates or Numeric's overall responsibilities with respect to the Funds.

HOW TO PURCHASE SHARES

GENERAL

Shares representing interests in the Funds are offered continuously (subject to closure of the Funds as described on page 17) for sale by the Distributor and may be purchased without imposition of a sales charge through PFPC, the Funds' transfer agent. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application and payment to PFPC. Subsequent purchases of Shares may be effected by mailing a check or Federal Reserve Draft payable to the order of "n/i numeric investors funds" to n/i numeric investors family of funds, c/o PFPC, P.O. Box 8966, Wilmington, Delaware 19899-8966. The name of the Fund for which Shares are being purchased must also appear on the check or Federal Reserve Draft. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in any Fund must be at least $3,000 and subsequent investments must be at least $100. The minimum initial investment for an Automatic Investment Plan is $1,000 with minimum monthly payments of $100. RBB reserves the right to reject any purchase order or to waive the minimum initial or subsequent investment requirement. Investors will be given notice of any increase in minimum investment requirements.

Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Funds do not currently impose a sales charge for effecting wire transfers but reserve the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire, for an initial investment, it is important that an investor follows these steps:

A. Telephone the Funds' transfer agent, PFPC, toll-free at (800) 348-5031, and provide your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank or broker. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

  PNC Bank, N.A.
  ABA-0310-0005-3
  CREDITING ACCOUNT NUMBER: 86-1108-2312
  FROM: (name of investor)
  ACCOUNT NUMBER: (investor's account number with the Fund)
  FOR PURCHASE OF: (name of the Fund)
  AMOUNT: (amount to be invested)

C. Fully complete and sign the Application and mail it to the address shown thereon. PFPC will not process initial purchases until it receives a completed and signed Application.

For subsequent investments, an investor should follow steps A and B above.

Shares of the Funds may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday.

The price paid for a Fund's Shares purchased initially or acquired through the exercise of an exchange privilege is based on the net asset value next computed after a purchase order is received in good order by PFPC, provided such order is transmitted to and received by PFPC prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) on such day. Orders received by PFPC after the close of regular trading on the NYSE are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after PFPC receives payment in good order.

Shareholders whose shares are held in a street name account and who desire to transfer such shares to another street name account should contact the record holder of their current street name account.

Some broker-dealers (other than the Distributor), financial institutions, financial planners and other industry professionals ("Service Agents") may impose certain conditions on their clients who invest in the Funds such as initial and subsequent minimums and certain trading restrictions, which are in addition to or different from those described in this Prospectus. Service Agents may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Fund shares are purchased directly from a Fund. Therefore, a client or customer should contact the organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of a Fund's shares and should read this Prospectus in light of the terms governing his accounts with Service Agents. Service Agents will be responsible for promptly transmitting client or customer purchase and redemption orders to the Funds in accordance with their agreements with clients or customers. Service Agents or, if applicable, their designees, that have entered into agreements with a Fund or its agent may enter confirmed purchase or redemption orders on behalf of clients and customers, with payment to follow no later than the Funds' pricing on the following Business Day. If payment is not received by such time, the Service Agent could be held liable for resulting fees or losses. A Fund may be deemed to have received a purchase or redemption order when a Service Agent, or, if applicable, its authorized designee, accepts the order. Orders received by a Fund in proper form will be priced at the Fund's net asset value next computed after they are accepted by the Service Agent or its authorized designee.

AUTOMATIC INVESTMENT PLAN

Additional investments in Shares of the Funds may be made automatically by authorizing PFPC to withdraw funds from your bank account through an Automatic Investment Plan. Investors desiring to participate in an Automatic Investment Plan should call PFPC at (800) 348-5031 to obtain the appropriate forms, or complete the appropriate section of the Application included with this Prospectus. The minimum initial investment for an Automatic Investment Plan is $1,000, with minimum monthly payments of $100.

RETIREMENT PLANS

n/i numeric investors family of funds Shares may be purchased in conjunction with individual retirement accounts ("IRAs"), rollover IRAs, or pension, profit-sharing or other employer benefit plans. Contact PFPC for further information as to applications and annual fees. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

EXCHANGE PRIVILEGE

The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of any Fund for Shares of any other Fund up to three (3) times per year (at least 30 days apart). Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Fund to be acquired next determined after PFPC's receipt of a request for an exchange. In addition, RBB reserves the right to impose a $5.00 administrative fee for each exchange. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.

If the exchanging shareholder does not currently own Shares of the Fund whose Shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

If an exchange is to a new n/i numeric investors family fund, the dollar value of Shares acquired must equal or exceed RBB's minimum for a new account; if to an existing account, the dollar value must equal or exceed RBB's minimum for subsequent investments. If an amount remains in the n/i numeric investors Fund from which the exchange is being made that is below the minimum account value required by RBB, the account will be subject to involuntary redemption.

PURCHASE AND EXCHANGE PRIVILEGE LIMITATIONS

The Funds' exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transactions costs, the Funds have established a policy of limiting excessive exchange activity.

Shareholders are entitled to three (3) exchange redemptions (at least 30 days apart) from each Fund during any twelve-month period. Notwithstanding these limitations, the Funds reserve the right to reject any purchase request (including exchange purchases from other n/i numeric investors Funds) that the Adviser reasonably deems to be disruptive to efficient portfolio management.

TELEPHONE TRANSACTIONS

In order to request redemptions and exchanges by telephone, an investor must have completed and returned an account application containing the appropriate telephone election. To add a telephone exchange feature to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form (available from PFPC) must be filed with PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange by calling (800) 348-5031. Neither RBB, the Funds, the Distributor, the Co-Administrators, the Administrative Services Agent, the transfer agent, nor any other Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

RBB's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account's federal tax identification number and name of the Fund, all of which must match RBB's records; (3) permitting exchanges only if the two account registrations are identical; (4) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (5) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and (6) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions.

For accounts held of record by Service Agents, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under power of attorney.

CLOSING OF FUNDS

Numeric will monitor the Funds' total assets and may close any of the Funds at any time to new investment or new accounts due to concerns that a significant increase in the size of a Fund may adversely affect the implementation of Numeric's investment strategy. Numeric may also choose to reopen a closed fund to new investment at any time, and may subsequently close such Fund again should concerns regarding Fund size recur. Numeric reserves the right while a Fund is closed to accept new investments from any of its employees or their spouses, parents or children.

N/I NUMERIC INVESTORS MICRO CAP FUND. Shares of the n/i numeric investors Micro Cap Fund are offered only to certain existing shareholders of the Fund and certain other persons, who are generally subject to cumulative, maximum purchase amounts, as follows:

 . Each person who on September 12, 1997 held shares of this Fund directly, may invest up to an additional $25,000 in shares of this Fund between September 15, 1997 and August 31, 1998, and an additional $25,000 in each fiscal year ended August 31 thereafter, plus distributions that are automatically reinvested.

 . Employees of Numeric and their spouses, parents and children may invest in shares of this Fund without limit.

All purchase orders that are wholly or partially in excess of the maximum purchase amounts will be returned. Other persons who are shareholders of other n/i numeric investors Funds are not permitted to acquire shares of this Fund by exchange.

N/I NUMERIC INVESTORS GROWTH FUND. Shares of the n/i numeric investors Growth Fund are offered only to (i) persons who already hold shares of this Fund directly or through accounts maintained by brokers by arrangement with RBB,
(ii) existing and future clients of financial advisors and planners whose clients already hold shares of this Fund, and (iii) employees of Numeric and their spouses, parents and children. Other persons who are shareholders of other n/i numeric investors Funds are not permitted to acquire shares of this Fund by exchange. Distributions to all shareholders of the Fund will continue to be reinvested unless a shareholder elected otherwise.

N/I NUMERIC INVESTORS GROWTH AND VALUE FUND. In the event that the net assets of the n/i Growth and Value Fund increase to an amount that exceeds $200,000,000, the restrictions that apply to the sale of shares of the n/i numeric investors Growth Fund would also apply to the sale of shares of this Fund.

The adviser reserves the right to further restrict sales of shares of any Fund. As of December 1, 1997, the net assets of the n/i numeric investors Growth & Value Fund were $73 million.

HOW TO REDEEM SHARES

REDEMPTION IN WRITING

Shareholders may redeem for cash some or all of their Fund Shares at any time. To do so, a written request in proper form must be sent directly to The n/i numeric investors family of funds c/o PFPC, P.O. Box 8966, Wilmington, Delaware 19899-8966. Shareholders may also place redemption requests through a Service Agent, but such Service Agent might charge a fee for this service.

A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described above under "How to Purchase Shares--Exchange Privilege." A signature guarantee verifies the authenticity of your signature. You may call PFPC at (800) 348-5031 with respect to questions about signature guarantees.

Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. Additional documentary evidence of authority is also required by PFPC in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

REDEMPTION BY TELEPHONE

Investors may redeem shares without charge by telephone if they have checked the appropriate box and supplied the necessary information on the Application, or have filed a Telephone Authorization with PFPC. An investor may obtain a Telephone Authorization from PFPC by calling (800) 348-5031. The proceeds will be mailed by check to an investor's registered address unless he has designated in his Application or Telephone Authorization that such proceeds are to be sent by wire transfer to a specified checking or savings account. If proceeds are to be sent by wire transfer, a telephone redemption request received prior to the close of regular trading on the NYSE will result in redemption proceeds being wired to the investor's bank account on the next bank business day and the redemption price will be the net asset value completed as of the close of regular trading on the NYSE on that Business Day. A redemption request received after the close of regular trading on the NYSE will be priced at the net asset value computed on the next Business Day. All redemption requests must be in good order before being processed. The minimum redemption for proceeds sent by wire transfer is $2,500. There is no maximum for proceeds sent by wire transfer. The Funds may modify this redemption service at any time or charge a service fee upon prior notice to shareholders. No service fee is currently contemplated, although RBB and PFPC reserve the right to refuse a telephone redemption request if they deem it advisable to do so. RBB's telephone procedures are set forth under "How to Purchase Shares-- Telephone Transactions" above.

OTHER INFORMATION ON REDEMPTIONS

The Funds are not responsible for the efficiency of the Federal Wire System or a shareholder's investment adviser, broker-dealer or bank. The shareholder is responsible for any charges imposed by the shareholder's bank. To change the name of the single designated bank account to receive redemptions, it is necessary to send a written request (with a signature guaranteed as set forth above) to The n/i numeric investors family of funds, c/o PFPC Inc., P. O. Box 8966, Wilmington, Delaware 19899-8966.

INVOLUNTARY REDEMPTION

RBB reserves the right to redeem a shareholder's account in any Fund at any time the net asset value of the account in such Fund falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account in a Fund is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by PFPC. Payment for Shares redeemed is made by check mailed within seven days after acceptance by PFPC of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the Shares to be redeemed have been recently purchased by check, PFPC may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared.

REDEMPTION IN-KIND

The Funds reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption of a Fund's shares by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash after they have redeemed their Shares. The Funds have elected, however, to be governed by Rule 18f-1 under the 1940 Act, so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

AUTOMATIC WITHDRAWAL

Automatic withdrawal permits investors to request withdrawal of a specified dollar amount (minimum of $25) on either a monthly, quarterly or annual basis if the investor has a $10,000 minimum account. An application for automatic withdrawal can be obtained from PFPC. Automatic withdrawal may be ended at any time by the investor, RBB or PFPC. Purchases of additional shares concurrently with withdrawals generally are undesirable.

NET ASSET VALUE

The net asset value of each Fund is calculated as of the close of regular trading on the NYSE on each Business Day. The net asset value for each Fund is calculated by adding the value of all its securities, cash and other assets, deducting its actual and accrued liabilities and dividing the result by the number of outstanding Shares of a Fund. The net asset value of each Fund is calculated independently of the other Funds.

Valuation of securities held by each Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith under procedures established by RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

With the approval of RBB's Board of Directors, each Fund may use a pricing service, bank or broker-dealer experienced in such matters to value a Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS

The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, to each Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares of the relevant Fund unless a shareholder elects otherwise.

The Funds expect to declare and pay dividends from net investment income annually, generally near the end of the year. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

TAXES

The following discussion is only a brief summary of some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Funds should consult their tax advisers with specific reference to their own tax situation.

Each Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional Shares.

Distributions out of the net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, of any Fund, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares or whether such gain was attributable to bonds bearing tax-exempt interest or mid-term capital gain, as the case may be. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

RBB will send written notices to shareholders annually regarding the tax status of distributions made by each Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. Each Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Investors should be careful to consider the tax implications of buying Shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

Investment strategies which require periodic changes to portfolio holdings with the expectation of outperforming equity indices are called "active" strategies. These compare with "passive" or "index" strategies which hold only the stocks in the equity indices. Passive strategies trade infrequently--only as the indices change. Most equity mutual funds pursue active strategies, which have higher turnover than passive strategies. The following describes the impact of portfolio turnover on returns.

High portfolio turnover (100% or more) can adversely affect taxable investors, especially those in higher marginal tax brackets, in two ways: First, short term capital gains, which are a by-product of high turnover investment strategies, are currently taxed at rates comparable to ordinary income rates. Ordinary income tax rates are higher than long term or mid-term capital gain tax rates for middle and upper income taxpayers. Second, the frequent realization of gains, which causes taxes to be paid frequently, is less advantageous than infrequent realization of gains. Infrequent realization of gains allows the payment of taxes to be deferred to later years, allowing more of the gains to compound before taxes are paid. Consequently after-tax compound rates of return will generally be higher for taxable investors using investment strategies with very low turnover, all else being equal.

Although tax considerations should not typically drive an investment decision, investors should consider their ability to allocate tax-deferred (such as IRAs and 401(k) plans) versus taxable assets when considering where to invest. All else being equal, investors will earn better returns investing tax-deferred assets in active strategies, while using lower turnover passive strategies for taxable investments.

Shareholders who exchange Shares representing interests in one Fund for Shares representing interests in another Fund will generally recognize a capital gain or loss for federal income tax purposes.

Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.

DESCRIPTION OF SHARES

RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified into 82 different classes of Common Stock (see "Description of Shares" in the Statement of Additional Information).

Exchanges between the n/i numeric investors family of funds and other families of RBB are not permitted. In addition, persons who are shareholders of the other n/i numeric investors Funds are not permitted to acquire shares of the n/i numeric investors Growth Fund or n/i numeric investors Micro Cap Fund by exchange.

THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE N/I NUMERIC INVESTORS FAMILY CLASSES AND DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE N/I NUMERIC INVESTORS FAMILY CLASSES.

Each share that represents an interest in a Fund has an equal proportionate interest in the assets belonging to such Fund with each other share that represents an interest in such Fund, even where a share has a different class designation than another share representing an interest in that Fund. Shares of RBB do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, shares of RBB will be fully paid and non-assessable.

RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

Holders of shares of each of the Funds will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of RBB are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of RBB may elect all of the directors.

As of November 15, 1997, to RBB's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.

OTHER INFORMATION

REPORTS AND INQUIRIES

Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free
(800) 348-5031.

FUND PERFORMANCE INFORMATION

From time to time, the Funds may advertise their performance, including comparisons to other mutual funds with similar investment objectives or to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of such Funds. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Funds may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately a Fund's performance with other measures of investment return. For example, a Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average, as well as the benchmarks described in the Appendix to this Prospectus.

Performance information may also include evaluation of the Funds by nationally recognized ranking services and information as reported in financial publications such as Barron's, Business Week, Forbes, Fortune, Money Magazine, Mutual Fund Magazine, The New York Times, The Wall Street Journal, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                   (THIS PAGE LEFT BLANK INTENTIONALLY)

                                   APPENDIX A

                             PERFORMANCE BENCHMARKS

   N/I NUMERIC    PERFORMANCE
  INVESTORS FUND   BENCHMARK                      DESCRIPTION
-------------------------------------------------------------------------------
 Micro Cap       Russell 2000   The Russell 2000 is an index of stocks 1001
                 Growth Index   through 3000 in the Russell 3000 Index as
                                ranked by total market capitalization. This
                                index is segmented into growth and value
                                categories. The Russell 2000 Growth Index
                                contains stocks from the Russell 2000 with
                                greater-than-average growth orientation.
                                Companies in this index generally have higher
                                price-to-book and price/earnings ratios.
-------------------------------------------------------------------------------
 Growth          Russell 2500   The Russell 2500 is an index of stocks 501
                 Growth Index   through 3000 in the Russell 3000 Index, as
                                ranked by total market capitalization. This
                                index is segmented into growth and value
                                categories. The Russell 2500 Growth Index
                                contains stocks from the Russell 2500 with
                                greater-than-average growth orientation.
                                Companies in this index generally have higher
                                price-to-book and price/earnings ratios.
-------------------------------------------------------------------------------
 Growth          S&P MidCap 400 A broad-based index of 400 companies with
 & Value         Index          market capitalizations from $236 million to
                                $11.3 billion. The Standard & Poor's MidCap 400
                                Index is a widely accepted, unmanaged index of
                                overall mid-cap stock market performance.
-------------------------------------------------------------------------------
 Larger Cap      Russell 1000   The Russell 1000 Index consists of the 1,000
 Value           Value Index    largest securities in the Russell 3000 Index as
                                ranked by total market capitalization. This
                                index is segmented into growth and value
                                categories. The Russell 1000 Value Index
                                contains stocks from the Russell 1000 with less
                                than average growth orientation. Companies in
                                this index generally have low price to book and
                                price/earnings ratios, higher dividend yields,
                                and lower forecasted growth values.
-------------------------------------------------------------------------------

                                    App. A-1

                   N/I NUMERIC INVESTORS family of funds
                          1 - 800 - NUMERIC (686-3742)
                              ACCOUNT APPLICATION

Please Note: Do not use this form to open an individual retirement plan account (such as an IRA). For an IRA application or help with this Application, please call 1-800-NUMERIC (686-3742).

1. ACCOUNT REGISTRATION: (PLEASE CHECK THE APPROPRIATE BOX(ES) BELOW.)

                        [_] Individual  [_] Joint Tenant

--------------------------------------------------------------------------------
NAME

--------------------------------------------------------------------------------
SOCIAL SECURITY NUMBER OF PRIMARY OWNER

--------------------------------------------------------------------------------
NAME OF JOINT OWNER (if applicable)

--------------------------------------------------------------------------------
JOINT OWNER SOCIAL SECURITY NUMBER

For joint accounts, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

GIFT TO MINOR (IF APPLICABLE):

[_] UNIFORM GIFTS/TRANSFERS TO MINOR'S ACT

--------------------------------------------------------------------------------
NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

--------------------------------------------------------------------------------
NAME OF MINOR (ONLY ONE PERMITTED)

--------------------------------------------------------------------------------
MINOR'S SOCIAL SECURITY NUMBER                                     DATE OF BIRTH

CORPORATION, PARTNERSHIP, TRUST OR OTHER ENTITY (IF APPLICABLE):

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME OF CORPORATION, PARTNERSHIP, OR OTHER

--------------------------------------------------------------------------------
NAME(S) OF TRUSTEE(S)

--------------------------------------------------------------------------------
TAXPAYER IDENTIFICATION NUMBER

2. MAILING ADDRESS:

--------------------------------------------------------------------------------
STREET OR P.O. BOX                                              APARTMENT NUMBER

--------------------------------------------------------------------------------
CITY                               STATE                                ZIP CODE

(  )              (  )
--------------------------------------------------------------------------------
DAY PHONE NUMBER                                            EVENING PHONE NUMBER

3. INVESTMENT AMOUNT:

Minimum initial investment of $3,000 per Fund or $1,000 for an automatic investment plan.

  [_]  N/I NUMERIC INVESTORS MICRO CAP$  CLOSE___________________________D

  [_]  N/I NUMERIC INVESTORS GROWTH$  CLOSE______________________________D

  [_]  N/I NUMERIC INVESTORS GROWTH & VALUE$ ____________________________

  [_]  N/I NUMERIC INVESTORS LARGER CAP VALUE$ __________________________

MAKE THE CHECK PAYABLE TO N/I NUMERIC INVESTORS FUNDS

Shareholders may not purchase shares of the n/i numeric investors Funds with a check issued by a third party and endorsed over to the Funds. Checks for investment must be made payable to the n/i numeric investors family of funds.

4. DISTRIBUTION OPTIONS:

NOTE: Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

DIVIDENDS[_] Pay by check [_] Reinvest
CAPITAL GAINS [_] Pay by check [_] Reinvest

Please check one of the following options:

[_] Please mail checks to Address of Record (Named in Section 2)

[_] Please electronically credit my Bank of Record (Named in Section 8)


                          (PLEASE COMPLETE OTHER SIDE)
-----------------
TRUST DATE                 NOT PART OF THE PROSPECTUS

5. TELEPHONE EXCHANGE AND REDEMPTION:

To use either or both of these options, you must initial the appropriate line below.

I authorize the Transfer Agent to accept instructions from any person to exchange shares in my account(s) by telephone in accordance with the procedures and conditions set forth in the Fund's current prospectus.

----------   Exchange shares for shares of another n/i numeric investors Fund.

initial     joint initial

             Redeem shares, and send the proceeds to the address of record.
----------

initial     joint initial

6. AUTOMATIC INVESTMENT PLAN
  (IF APPLICABLE):
PLEASE ATTACH AN UNSIGNED, VOIDED CHECK.

The Automatic Investment Plan ($1,000 minimum initial investment), makes possible regularly scheduled purchases of Fund shares. The Fund's Transfer Agent can arrange for an amount of money selected by you ($100 minimum) to be deducted from your checking account and used to purchase shares of a specified n/i numeric investors Fund.

Please debit $    from my checking account (named below) on or about the 20th of every month.

$       into the       Fund     Start Month.
  $100 minimum

$       into the       Fund     Start Month.
  $100 minimum

$       into the       Fund     Start Month.
  $100 minimum

$       into the       Fund     Start Month.
  $100 minimum

7. SYSTEMATIC WITHDRAWAL PLAN
  (IF APPLICABLE):
PLEASE ATTACH AN UNSIGNED, VOIDED CHECK.


To select this option please fill out the information below:

Fund Name _________ Amount ____________________________________________________

Startup Month _____

Frequency Options: [_] Annually  [_] Monthly
            [_] Quarterly

 . A minimum account value of $10,000 in a single account is required to establish a Systematic Withdrawal Plan
 . Payments will be made on or near the 25th of the month Complete only if using Automatic Investment Plan or Systematic Withdrawal Plan


8. BANK OF RECORD:

COMPLETE ONLY IF USING AUTOMATIC INVESTMENT PLAN (SECTION 6) OR SYSTEMATIC WITHDRAWAL PLAN (SECTION 7)

--------------------------------------------------------------------------------
BANK NAME

--------------------------------------------------------------------------------
STREET ADDRESS OR P.O. BOX

--------------------------------------------------------------------------------
CITY                               STATE                                ZIP CODE

--------------------------------------------------------------------------------
BANK ABA NUMBER                                              BANK ACCOUNT NUMBER

9. SIGNATURES:

The undersigned warrants that I (we) have full authority and, if a natural person, I (we) am (are) of legal age to purchase shares pursuant to this Account Information Form, and I (we) have received a current prospectus for the n/i numeric investors Fund(s) in which I (we) am (are) investing.

Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following certification:

Under penalties of perjury, I certify that:
(1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and
(2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

Note: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return. The Internal Revenue Service does not require your consent to any provision of this document other than the certification required to audit backup withholding.

--------------------------------------------------------------------------------
SIGNATURE OF APPLICANT                                                     DATE

--------------------------------------------------------------------------------
PRINT NAME                                                 TITLE (IF APPLICABLE)

--------------------------------------------------------------------------------
SIGNATURE OF JOINT OWNER                                                   DATE

--------------------------------------------------------------------------------
PRINT NAME                                                 TITLE (IF APPLICABLE)

(If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-800-NUMERIC (686-3742). For information on new or existing accounts call 1-800-348-5031.

MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:

    N/I NUMERIC INVESTORS FAMILY OF FUNDS
    C/O PFPC INC.
    P.O. BOX 8966
    WILMINGTON, DE 19899-8966
                           NOT PART OF THE PROSPECTUS

                   N/I NUMERIC INVESTORS family of funds
                            1-800-NUMERIC [686-3742]
                             HTTP://WWW.NUMERIC.COM

INVESTMENT ADVISER

  Numeric Investors L.P. One Memorial Drive Cambridge, MA 02142

CUSTODIAN

  Custodial Trust Company 101 Carnegie Center Princeton, NJ 05840

CO-ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

  PFPC Inc. Bellevue Corporate Center 400 Bellevue Parkway Wilmington, DE
  19809

CO-ADMINISTRATOR

  Bear Stearns Funds Management Inc. 245 Park Avenue, 15th floor New York, NY 10167

ADMINISTRATIVE SERVICES AGENT

  Counsellors Funds Service, Inc. New York, New York 10017

DISTRIBUTOR

  Counsellors Securities Inc. 466 Lexington Avenue New York, NY 10017

COUNSEL

  Drinker Biddle & Reath LLP 1345 Chestnut Street Philadelphia, PA 19107-3496

INDEPENDENT ACCOUNTANTS

  Coopers & Lybrand L.L.P. 2400 Eleven Penn Center Philadelphia, PA 19103
                     n/i numeric investors Micro Cap Fund

                       n/i numeric investors Growth Fund

                   n/i numeric investors Growth & Value Fund

                  n/i numeric investors Larger Cap Value Fund


                 (Investment Portfolios of The RBB Fund, Inc.)


                      STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information provides supplementary information pertaining to shares of the classes (the "Shares") representing interests in the n/i numeric investors Micro Cap Fund (the "Micro Cap Fund"), the n/i numeric investors Growth Fund (the "Growth Fund"), the n/i numeric investors Growth & Value Fund (the "Growth & Value Fund") and the n/i numeric investors Larger Cap Value Fund (the "Larger Cap Value Fund") (together, the "Funds") of The RBB Fund, Inc. ("RBB"). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the n/i numeric investors family of funds Prospectus dated December 9, 1997 (the "Prospectus"). A copy of the Prospectus may be obtained from Numeric by calling toll-free (800) NUMERIC [(800) 686-3742]. This Statement of Additional Information is dated December 9, 1997.

                                               Prospectus
                                         Page     Page
                                         ----  ----------

General................................     3           1
Investment Objectives and Policies.....     3           9
Investment Limitations.................    14          16
Directors and Officers.................    16         N/A
Investment Advisory, Distribution and
  Servicing Arrangements...............    20          17
Fund Transactions......................    27          21
Purchase and Redemption Information....    30       21,27
Valuation of Shares....................    31          29
Performance Information................    32         N/A
Taxes..................................    35          30
Description of Shares..................    40          32
Additional Information Concerning
  Fund Shares..........................    43         N/A
Miscellaneous..........................    44         N/A
Financial Statements...................    55         N/A
Appendix A.............................   A-1         A-1

No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by RBB or its distributor. The Statement of Additional Information does not constitute an offering by RBB or by the distributor in any jurisdiction in which such offering may not lawfully be made.

                                    GENERAL

          RBB is an open-end management investment company currently operating or proposing to operate twenty-two separate investment portfolios. RBB is an open-end investment company registered under the Investment Company Act of 1940 (the "1940 Act") and was organized as a Maryland corporation on February 29, 1988. This Statement of Additional Information pertains to Shares representing interests in the Funds offered by the Prospectus dated December 9, 1997.


          Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                      INVESTMENT OBJECTIVES AND POLICIES

          The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds.

Futures

          Futures Contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. The underlying instrument may be a specified type of security, such as U.S. Treasury bonds or notes.

          The majority of futures contracts are closed out by entering into an offsetting purchase or sale transaction in the same contract on the exchange where they are traded, rather than being held for the life of the contract. Futures contracts are closed out at their current prices, which may result in a gain or loss.

          If a Fund holds a futures contract until the delivery date, it will be required to complete the purchase and sale contemplated by the contract. In the case of futures contracts on securities, the purchaser generally must deliver the agreed-upon purchase price in cash, and the seller must deliver securities that meet the specified characteristics of the contract.

          A Fund may purchase futures contracts as an alternative to purchasing actual securities. For example, if a Fund intended to purchase bonds but had not yet done so, it could purchase a futures contract in order to lock in current bond prices while deciding on particular investments. This strategy is sometimes known as an anticipatory hedge. Alternatively, a Fund could purchase a futures contract if it had cash and short-term securities on hand that it wished to invest in longer-term securities, but at the same time that Fund wished to maintain a highly liquid position in order to be prepared to meet redemption requests or other obligations. In these strategies a Fund would use futures contracts to attempt to achieve an overall return -- whether positive or negative -- similar to the return from longer-term securities, while taking advantage of potentially greater liquidity that futures contracts may offer. Although the Funds would hold cash and liquid debt securities in a segregated account with a value sufficient to cover their open futures obligations, the segregated assets would be available to the Funds immediately upon closing out the futures position, while settlement of securities transactions can take several days. However, because a Fund's cash that would otherwise have been invested in higher-yielding bonds would be held uninvested or invested in short-term securities so long as the futures position remains open, the Fund's return would involve a smaller amount of interest income and potentially a greater amount of capital gain or loss.

          The Funds may sell futures contracts to hedge their other investments against changes in value, or as an alternative to sales of securities. For example, if the investment adviser anticipated a decline in bond prices, but did not wish to sell bonds owned by a Fund, it could sell a futures contract in order to lock in a current sale price. If prices subsequently fell, the future contract's value would be expected to rise and offset all or a portion of the loss in the bonds that the Fund had hedged. Of course, if prices subsequently rose, the futures contract's value could be expected to fall and offset all or a portion of the benefit of the Fund. In this type of strategy, a Fund's return will tend to involve a larger component of interest income, because the Fund will remain invested in longer-term securities rather than selling them and investing the proceeds in short-term securities which generally provide lower yields.

          Futures margin payments. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker (known as a futures commission merchant, or FCM), when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange where the contract is traded, and may be maintained in cash or high quality liquid securities. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, that Fund may be entitled to a return of margin owed to it only in proportion to the amount received by the FCM's other customers. The investment adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which a Fund does business.

          Correlation of price changes. The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is likely that the standardized futures contracts available to a Fund will not match that Fund's current or anticipated investments. Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, or from imposition of daily price fluctuation limits for futures contracts. The Funds may purchase or sell futures contracts with a greater or lesser value than the securities they wish to hedge or intend to purchase in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce anticipated gains or result in losses that are not offset by the gains in the Fund's other investments.

          Liquidity of futures contracts. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of seven days for some types of securities, the futures markets can provide liquidity superior to the securities markets in many cases. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, it would prevent prompt liquidation of unfavorable futures positions, and potentially could require a Fund to continue to hold a futures position until the delivery date regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions could also be impaired.

Put and Call Options

          Purchasing Put Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. The option may give a Fund the right to sell only on the option's expiration date, or may be exercisable at any time up to and including that date. In return for this right, a Fund pays the current market price for the option (known as the option premium). The option's underlying instrument may be a security or a futures contract.

          A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. If a Fund exercises a put option on a futures contract, it assumes a seller's position in the underlying futures contract. Purchasing an option on a futures contract does not require a Fund to make futures margin payments unless it exercises the option. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

          Put options may be used by a Fund to hedge securities it owns, in a manner similar to selling futures contracts, by locking in a minimum price at which the Fund can sell. If security prices fall, the value of the put option would be expected to rise and offset all or a portion of the Fund's resulting losses. The put thus acts as a hedge against a fall in the price of such securities. However, all other things being equal (including securities prices) option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option in the form of the premium (and transaction costs), a Fund would expect to suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium. This potential loss represents the cost of the hedge against a fall in prices. At the same time, because the maximum a Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for a Fund to profit from an increase in the value of the securities hedged to the same extent as selling a futures contract.

          Purchasing Call Options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). By purchasing a call option, a Fund would attempt to participate in potential price increases of the underlying instrument, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if security prices fell. At the same time, a Fund can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

          The Funds will purchase call options only in connection with "closing purchase transactions." A Fund may terminate its position in a call option by entering into a closing purchase transaction. A closing purchase transaction is the purchase of a call option on the same security with the same exercise price and call period as the option previously written by a Fund. If a Fund is unable to enter into a closing purchase transaction, the Fund may be required to hold a security that it might otherwise have sold to protect against depreciation.

          Writing Put Options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Fund will be required to make margin payments to an FCM as described above for futures contracts. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

          A Fund may write put options as an alternative to purchasing actual securities. If security prices rise, the Fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the Fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the Fund would expect to suffer a loss. This loss should be less than the loss the Fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. As with other futures and options strategies used as alternatives for purchasing securities, a Fund's return from writing put options generally will involve a smaller amount of interest income than purchasing longer-term securities directly, because a Fund's cash will be invested in shorter-term securities which usually offer lower yields.

          Writing Call Options. Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, as described above, except that writing covered call options generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a Fund would seek to mitigate the effects of a price decline. At the same time, because a Fund would have to be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, the Fund would give up some ability to participate in security price increases when writing call options.

          Combined Option Positions. A Fund may purchase and write options in combination with each other to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

          Risks of Options Transactions. Options are subject to risks similar to those described above with respect to futures contracts, including the risk of imperfect correlation between the option and a Fund's other investments and the risk that there might not be a liquid secondary market for the option. In the case of options on futures contracts, there is also a risk of imperfect correlation between the option and the underlying futures contract. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which a Fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid. The liquidity of options may also be affected if options exchanges impose trading halts, particularly when markets are volatile.

          Asset Coverage for Futures and Options Positions. A Fund will not use leverage in its options and futures strategies. A Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. A Fund will not enter into an option or futures position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities or other options or futures contracts or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. A Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

          Limitations on Futures and Options Transactions. RBB, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the Funds will not enter into any commodity futures contract or option on a commodity futures contract for non-hedging purposes if, as a result, the sum of initial margin deposits on commodity futures contracts and related commodity options and premiums paid for options on commodity futures contracts the Funds have purchased would exceed 5% of a Fund's net assets after taking into account unrealized profits and losses on such contracts.

          The Funds' limitations on investments in futures contracts and their policies regarding futures contracts and the limitations on investments in options and its policies regarding options discussed above in this Statement of Additional Information, are not fundamental policies and may be changed as regulatory agencies permit. The Funds will not modify the above limitations to increase its permissible futures and options activities without supplying additional information in a current Prospectus or Statement of Additional Information that has been distributed or made available to the Funds' shareholders.

Short Sales "Against the Box"

          In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. A Fund may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or a qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute a Fund's long position. The Funds will not engage in short sales against the box for speculative purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes possibly to defer recognition of gain or loss for federal income tax purposes. (A short sale against the box will defer recognition of gain for federal income tax purposes only if the Portfolio subsequently closes the short position by making a purchase of the relevant securities no later than 30 days after the end of the taxable year.) In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Funds will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.


Section 4(2) Paper

          "Section 4(2) paper" is commercial paper which is issued in reliance on the "private placement" exemption from registration which is afforded by
Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors such as the Funds which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. See "Illiquid Securities" below and Appendix "A" for a list of commercial paper ratings.


Rights Offerings and Purchase Warrants

          Rights offerings and purchase warrants are privileges issued by a corporation which enable the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short lifespan to expiration. The purchase of rights or warrants involves the risk that a Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the rights and warrants expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

Illiquid Securities


          A Fund may not invest more than 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days and securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

          Mutual funds do not typically hold a significant amount of illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.


          The Funds may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Fund's adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing restricted securities.


          The Adviser will monitor the liquidity of restricted securities in the Funds under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Depositary Receipts

          The Funds' assets may be invested in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs and EDRs are receipts typically issued by a United States or European bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are depositary receipts structured like global debt issues to facilitate international trading. The Funds may invest in ADRs, EDRs and GDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Investment Company Securities

          The Funds may invest in securities issued by other investment companies. Under the 1940 Act, the Funds' investments in such securities currently are limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of a Fund's net assets with respect to any one investment company and (iii) 10% of a Fund's net assets in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses. The Funds presently intend to invest in other investment companies only as investment vehicles for short-term cash. The Funds will only invest in securities of other investment companies which are purchased on the open market with no commission or profit to a sponsor or dealer, other than the customary brokers commission, or when the purchase is part of a plan of merger, consolidation, reorganization or acquisition.

Convertible Securities

          The Funds may invest in convertible securities, such as convertible debentures, bonds and preferred stock, primarily for their equity characteristics. Convertible securities may be converted into common stock at a specified share price or ratio. Because the price of the common stock may fluctuate above or below the specified price or ratio, a Fund may have the opportunity to purchase the common stock at below market price. On the other hand, fluctuations in the price of the common stock could render the right of conversion worthless.

Repurchase Agreements

          The repurchase price under repurchase agreements generally equals the price paid by the Fund involved plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by RBB's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depository. Repurchase agreements are considered to be loans by the Fund involved under the 1940 Act.

Reverse Repurchase Agreements


          Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to the Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940, as amended (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will maintain in a segregated account with its custodian or a qualified sub-custodian, cash, U.S. Government securities or other liquid, high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities the Fund is obligated to repurchase.

U.S. Government Obligations

          Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, and the Maritime Administration.

When-Issued Securities and Forward Commitments

          Each Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit a Fund to lock-in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable that the price or yield available in the market when the securities delivery takes place. A Fund's when-issued purchases and forward commitments are not expected to exceed 25% of the value of its total assets absent unusual market conditions. Each Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives.


                             INVESTMENT LIMITATIONS


          The Funds have adopted the following fundamental investment limitations which may not be changed without the affirmative vote of the holders of a majority of the Funds' outstanding shares (as defined in Section 2(a)(42) of the 1940 Act). The Funds may not:

          1. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of a Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by a Fund, except that up to 25% of the value of a Fund's assets may be invested without regard to such limitation.

          2. Borrow money, except to the extent permitted under the 1940 Act or mortgage, pledge or hypothecate any of their respective assets in connection with any such borrowing except in amounts not in excess of 125% of the dollar amounts borrowed.

The 1940 Act permits an investment company to borrow in an amount up to 33 1/3% of the value of such company's total assets. For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

          3. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of a Fund to be invested in the obligations of issuers in any industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

          4. Make loans, except that a Fund may purchase or hold debt obligations in accordance with its investment objective, policies and limitations, may enter into repurchase agreements for securities, and may lend portfolio securities against collateral consisting of cash or securities which are consistent with the Fund's permitted investments, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, may not (together with all non-qualifying income) exceed 10% of a Fund's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to RBB, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies.

          5. Purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions, and except that the Fund may establish margin accounts in connection with its use of options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

          6. Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed an underwriter under federal securities laws.

          7. Purchase or sell real estate or real estate limited partnership interests, provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein or in real estate investment trusts.

          8. Purchase or sell commodities or commodity contracts, except that a Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

          9. Invest in oil, gas or mineral-related exploration or development programs or leases.

          10. Purchase any securities issued by any other investment company, except to the extent permitted by the 1940 Act and except in connection with the merger, consolidation or acquisition of all the securities or assets of such an issuer.

          11. Make investments for the purpose of exercising control or management, but each Fund will vote those securities it owns in its portfolio as a shareholder in accordance with its views.

          12. Issue any senior security, as defined in section 18(f) of the 1940 Act, except to the extent permitted by the 1940 Act.

          13. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings as described in Limitation 1 above and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

          If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction (except that, with respect to borrowings, if asset coverage falls below 300%, a Fund will reduce its borrowings to restore asset coverage to 300% within three business days, in accordance with the requirements of the 1940 Act).

                             DIRECTORS AND OFFICERS


          The directors and executive officers of RBB, their ages, business addresses and principal occupations during the past five years are:

Name and Address and       Position      Principal Occupation
 Age                       with Fund    During Past Five Years
-------------------------  ---------  --------------------------
*Arnold M. Reichman -49    Director   Senior Managing Director,
466 Lexington Avenue                  Chief Operating Officer
New York, NY  10017                   and Assistant Secretary,
                                      Warburg Pincus Asset
                                      Management Inc.; Director
                                      and Executive Officer of
                                      Counsellors Securities
                                      Inc.; Director/Trustee of
                                      various investment
                                      companies advised by
                                      Warburg Pincus Asset
                                      Management, Inc.



**Robert Sablowsky -58     Director   Senior Vice President,
110 Wall Street                       Fahnestock Co., Inc. (a
New York, NY  10005                   registered broker-
                                      dealer); Prior to October
                                      1996, Executive Vice
                                      President of Gruntal &
                                      Co., Inc. (a registered
                                      broker-dealer).



Francis J. McKay -60       Director   Since 1963, Executive
7701 Burholme Avenue                  Vice President, Fox Chase
Philadelphia, PA  19111               Cancer Center (biomedical
                                      research and medical
                                      care).



Marvin E. Sternberg -62    Director   Since 1974, Chairman,
937 Mt. Pleasant Road                 Director and President,
Bryn Mawr, PA  19010                  Moyco Industries, Inc.
                                      (manufacturer of dental
                                      supplies and precision
                                      coated abrasives); since
                                      1968, Director and
                                      President, Mart MMM, Inc.
                                      (formerly Montgomeryville
                                      Merchandise Mart Inc.)
                                      and Mart PMM, Inc.
                                      (formerly Pennsauken
                                      Merchandise Mart, Inc.)
                                      (shopping centers); and
                                      since 1975, Director and
                                      Executive Vice President,
                                      Cellucap Mfg. Co., Inc.
                                      (manufacturer of
                                      disposable headwear).


Name and Address and       Position      Principal Occupation
 Age                       with Fund    During Past Five Years
-------------------------  ---------  --------------------------
Julian A. Brodsky -63      Director   Director and Vice
1234 Market Street                    Chairman since 1969
16th Floor                            Comcast Corporation
Philadelphia, PA                      (cable television and
 19107-3723                           communications); Director
                                      Comcast Cablevision of
                                      Philadelphia (cable
                                      television and
                                      communications) and
                                      Nextel (wireless
                                      communications).




Donald van Roden -72       Director   Self-employed
1200 Old Mill Lane         and        businessman.  From
Wyomissing, PA  19610      Chairman   February 1980 to March
                           of the     1987, Vice Chairman,
                           Board      SmithKline Beecham
                                      Corporation
                                      (pharmaceuticals);
                                      Director, AAA Mid-
                                      Atlantic (auto service);
                                      Director, Keystone
                                      Insurance Co.



Edward J. Roach -73        President  Certified Public
Suite 100                  and        Accountant; Vice Chairman
Bellevue Park              Treasurer  of the Board, Fox Chase
Corporate Center                      Cancer Center; Trustee
400 Bellevue Parkway                  Emeritus, Pennsylvania
Wilmington, DE  19809                 School for the Deaf;
                                      Trustee Emeritus,
                                      Immaculata College;
                                      President or Vice
                                      President and Treasurer
                                      of various investment
                                      companies advised by PNC
                                      Institutional Management
                                      Corporation; Director,
                                      The Bradford Funds, Inc.





Morgan R. Jones -58        Secretary  Chairman of the law firm
Drinker Biddle & Reath                of Drinker Biddle & Reath
 LLP                                  LLP; Director, Rocking
1345 Chestnut Street                  Horse Child Care Centers
Philadelphia, PA                      of America, Inc.
 19107-3496

______________________

* Mr. Reichman is an "interested person" of RBB, as that term is defined in the 1940 Act, by virtue of his positions with Counsellors Securities Inc., RBB's distributor.

** Mr. Sablowsky is an "interested person" of RBB, as that term is defined in the 1940 Act, by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.


          Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to RBB the firm to be selected as independent auditors.

          Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of RBB when the Board of Directors is not in session.

          Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of RBB.


          RBB pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributor and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of RBB and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from RBB in the following amounts:

                                  Directors' Compensation
                                  -----------------------

                                        Pension or                     Total
                                        Retirement                 Compensation
                                         Benefits     Estimated        from
                           Aggregate     Accrued as    Annual       Registrant
                         Compensation    Part of      Benefits       and Fund
Name of                      from          Fund         Upon       Complex/1/ Paid
 Person/Position          Registrant     Expenses    Retirement    to Directors
----------------         ------------   -----------  ----------    ---------------
Julian A. Brodsky,             $16,000      N/A          N/A               $16,000
Director
Francis J. McKay,              $19,000      N/A          N/A               $19,000
Director
Arnold M. Reichman,            $     0      N/A          N/A               $     0
Director
Robert Sablowsky,              $ 8,000      N/A          N/A               $ 8,000
Director
Marvin E. Sternberg,           $19,000      N/A          N/A               $19,000
Director
Donald van Roden,              $24,000      N/A          N/A               $24,000
Director and Chairman

______________________

/1/ A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other investment companies.

          On October 24, 1990, RBB adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee), pursuant to which RBB will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by RBB's advisers, custodians, administrators and distributor, RBB itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to RBB. No officer, director or employee of Numeric or the Distributor currently receives any compensation from RBB.


          INVESTMENT ADVISORY, DISTRIBUTION AND SERVICING ARRANGEMENTS

Advisory Agreements


     Numeric renders advisory services to the Funds pursuant to Investment Advisory Agreements. The Advisory Agreements relating to each of the Funds are dated April 24, 1996, except for the Larger Cap Value Fund, which is December 1, 1997.

Under the Advisory Agreements, Numeric is entitled to receive a fee from each Fund calculated at an annual rate of 0.75% of a Fund's average daily net assets. For the fiscal year ended August 31, 1997 and for the following fiscal year, Numeric intends to waive its fees to the extent necessary to maintain an annualized expense ratio for each Fund of 1.00%. There can be no assurance that Numeric will continue such waivers indefinitely.

     For the period from June 3, 1996 (initial public offering Shares) through August 31, 1996 and for the fiscal year ended August 31, 1997, the Funds paid Numeric advisory fees and Numeric waived advisory fees as follows:


                      Advisory
                     Fees Paid
                   (after waivers
                        and
      Fund        reimbursements)   Waivers   Reimbursements
      ----        ---------------   -------   --------------
Fiscal year ended August 31, 1997

Micro Cap                 $248,284  $120,320         $     0

Growth                    $355,843  $153,302         $     0

Growth & Value            $ 90,762  $ 92,307         $21,893

Period ended August 31, 1996

Micro Cap                 $      0  $ 13,959         $16,152

Growth                    $  3,225  $ 20,371         $13,652

Growth & Value            $      0  $  3,693         $21,812

     The Funds bear all of their own expenses not specifically assumed by Numeric. General expenses of RBB not readily identifiable as belonging to a portfolio of RBB are allocated among all investment portfolios by or under the direction of RBB's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a Fund include, but are not limited to the expenses listed in the prospectus and the following (or a Fund's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a Fund and any losses incurred in connection therewith; (b) expenses of organizing RBB that are not attributable to a class of RBB; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against RBB or a Fund for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) costs of mailing and tabulating proxies and costs of shareholders' and directors' meetings; and (g) the cost of investment company literature and other publications provided by RBB to its directors and officers. Distribution expenses, transfer agency expenses, expenses of preparation, printing and mailing prospectuses, statements of additional information, proxy statements and reports to shareholders, and organizational expenses and registration fees, identified as belonging to a particular class of RBB, are allocated to such class.


     Under the Advisory Agreements, Numeric will not be liable for any error of judgment or mistake of law or for any loss suffered by RBB or the Funds in connection with the performance of an Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Numeric in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

     The Advisory Agreements for the Micro Cap, Growth and Growth & Value Funds were approved on April 24, 1996 by vote of RBB's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreements or interested persons (as defined in the 1940 Act) of such parties. The Advisory Agreement for the Larger Cap Value Fund was approved on October 15, 1997. The Advisory Agreements are terminable by vote of RBB's Board of Directors or by the holders of a majority of the outstanding voting securities of the Funds, at any time without penalty, on 60 days' written notice to Numeric. The Advisory Agreements for the Micro Cap, Growth and Growth & Value Funds became effective on May 20, 1996 and were approved by written consent of the sole shareholder of each of the Micro Cap, Growth and Growth & Value Funds on May 28, 1996. The Advisory Agreement for the Larger Cap Value Fund became effective on December 1, 1997 and was approved by written consent of the sole shareholder of the Fund on December 1, 1997. The Advisory Agreements terminate automatically in the event of assignment thereof.

     The Advisory Agreements provide that Numeric shall at all times have all rights in and to each Fund's name and all investment models used by or on behalf of the Funds. Numeric may use each Fund's name or any portion thereof in connection with any other mutual fund or business activity without the consent of any shareholder, and RBB has agreed to execute and deliver any and all documents required to indicate its consent to such use.

     The Advisory Agreements further provide that no public reference to, or description of, Numeric or its methodology or work shall be made by RBB, whether in the Prospectus, Statement of Additional Information or otherwise, without the prior written consent of Numeric, which consent shall not be unreasonably withheld. In each case, RBB has agreed to provide Numeric a reasonable opportunity to review any such reference or description before being asked for such consent.

Custodian Agreements

     Custodial Trust Company ("CTC") is custodian of the Funds' assets pursuant to custodian agreements dated as of May 20, 1996, as amended (the "Custodian Agreements"). Under the Custodian Agreements, CTC (a) maintains a separate account or accounts in the name of each of the Funds, (b) holds and transfers portfolio securities on account of each of the Funds, (c) accepts receipts and makes disbursements of money on behalf of each of the Funds, (d) collects and receives all income and other payments and distributions on account of each of the Funds' portfolio securities and (e) makes periodic reports to the RBB's Board of Directors concerning the Funds' operations. CTC is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that CTC remains responsible for the performance of all its duties under the Custodian Agreements and holds RBB harmless from the acts and omissions of any sub-custodian. For its services to the Funds under the Custodian Agreements, CTC receives a fee calculated as .015% of each Fund's average daily gross assets, with a minimum monthly fee of $417 per Fund, exclusive of transaction charges and out-of-pocket expenses, which are also charged to the Funds.

Transfer Agency Agreements

     PFPC Inc. ("PFPC"), an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Funds pursuant to a Transfer Agency Agreement dated August 16, 1988, as supplemented (collectively, the "Transfer Agency Agreement"). Under the Transfer Agency Agreement, PFPC (a) issues and redeems Shares of each of the Funds, (b) addresses and mails all communications by the Funds to record owners of shares of the Funds, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to RBB's Board of Directors concerning the operations of the Funds. For its services to the Funds under the Transfer Agency Agreement, PFPC receives a fee at the annual rate of $12 per account for the Funds, exclusive of out-of-pocket expenses, and also receives reimbursement of its out-of-pocket expenses.

Co-Administration Agreements

     Bear Stearns Funds Management Inc. ("BSFM") serves as co-administrator to the Funds pursuant to Co-Administration Agreements dated April 24, 1996, as amended, for each of the Funds (the "BSFM Co-Administration Agreements"). BSFM has agreed to assist each of the Funds in all significant aspects of their administration and operations. The BSFM Co-Administration Agreements provide that BSFM shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Funds in connection with the performance of the agreement, except a loss resulting from willful misfeasance, bad faith or negligence, or reckless disregard of its duties and obligations thereunder. In consideration for providing services pursuant to the BSFM Co-Administration Agreements, BSFM receives a fee with respect to each of the Funds calculated at an annual rate of
 .05% of the first $150 million of each Fund's average daily net assets and .02% on all assets above $150 million.

     PFPC also serves as co-administrator to Funds pursuant to Co-Administration Agreements dated as of April 24, 1996, as amended (the "PFPC Co-Administration Agreements"). PFPC has agreed to calculate the Funds' net asset values, provide all accounting services for the Funds and assist in related aspects of the Funds' operations. The PFPC Co-Administration Agreements provide that PFPC shall not be liable for any error of judgment or mistake of law or any loss suffered by RBB or the Funds in connection with the performance of the agreement, except a loss resulting from willful misfeasance, bad faith or negligence, or reckless disregard of its duties and obligations thereunder. In consideration for providing services pursuant to the PFPC Co-Administration Agreements, PFPC receives a fee with respect to each of the Funds calculated at an annual rate of
 .125% of each Fund's average daily net assets, exclusive of out-of-pocket expenses and pricing charges. PFPC is currently waiving fees in excess of .115% of each Fund's average daily net assets.

     For the period from June 3, 1996 (initial public offering of shares) until August 31, 1996 and for the fiscal year ended August 31, 1997, the Funds paid administration fees to PFPC and BSFM, and PFPC and BSFM waived administration fees as follows:

                  Co-Administration
                      Fees Paid
      Fund         (After Waivers)    Waivers   Reimbursements
      ----        -----------------   -------   --------------
For the fiscal year ended August 31, 1997.

(PFPC)
------

Micro Cap                   $61,461    $26,117              $0

Growth                      $73,540    $20,169              $0

Growth & Value              $39,724    $35,276              $0

(BSFM)
------

Micro Cap                   $24,574    $     0              $0

Growth                      $33,943    $     0              $0

Growth & Value              $12,204    $     0              $0


                        Co-
                  Administration
                     Fees Paid
      Fund        (After Waivers)  Waivers  Reimbursements
      ----        ---------------  -------  --------------
For the period from June 3, 1996 until August 31, 1996.

(PFPC)
------

Micro Cap                 $9,062    $9,063              $0

Growth                    $9,062    $9,063              $0

Growth & Value            $8,958    $8,959              $0

(BSFM)
------

Micro Cap                 $  930    $    0              $0

Growth                    $  712    $    0              $0

Growth & Value            $  246    $    0              $0

Administrative Services Agent


     Counsellors Funds Service, Inc. ("Counsellors Service"), a wholly-owned subsidiary of Warburg Pincus Asset Management, Inc. ("Warburg"), provides certain administrative services to each of the Funds that are not provided by BSFM or PFPC, subject to the supervision and direction of the Board of Directors of RBB. Warburg is indirectly controlled by Warburg, Pincus & Co. These services include furnishing certain internal quasi-legal, executive and administrative services, acting as liaison between the Funds and the Funds' various service providers, furnishing corporate secretarial services, which include assisting in the preparation of materials for meetings of RBB's Board of Directors, coordinating the preparation of proxy statements and annual, semi-annual and quarterly reports and generally assisting in monitoring and developing compliance procedures for the Funds. As compensation for such administrative services, Counsellors Service is entitled to a monthly fee calculated at the annual rate of .15% of each Fund's average daily net assets. Counsellors is currently waiving fees in excess of .03% of each Fund's average daily net assets.

     For the period from June 3, 1996 (initial public offering of shares) through August 31, 1996 and for the fiscal year ended August 31, 1997, the Funds paid administration fees to Counsellors Service, and Counsellors Service waived administration fees as follows:

                    Administrative
                  Services Fees Paid
      Fund          (after waivers)    Waivers   Reimbursements
      ----        ------------------   -------   --------------
For the fiscal year ended August 31, 1997.

Micro Cap                    $14,744    $58,977              $0

Growth                       $20,366    $81,463              $0

Growth & Value               $ 7,323    $29,291              $0

For the period ended August 31, 1996.

Micro Cap                    $   558    $ 2,231              $0

Growth                       $   934    $ 3,785              $0

Growth & Value               $   147    $   591              $0

Distributor

     Counsellors Securities Inc. ("Counsellors" or the "Distributor") serves as distributor of the Shares. Counsellors is a wholly-owned subsidiary of Warburg and has a principal business address at 466 Lexington Avenue, New York 10017-3147. No compensation is payable by RBB to Counsellors for distribution services with respect to the Funds.


                               FUND TRANSACTIONS

     Subject to policies established by the Board of Directors, Numeric is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Funds. In executing portfolio transactions, Numeric seeks to obtain the best price and most favorable execution for the Funds, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While Numeric generally seeks reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

     No Fund has any obligation to deal with any broker or group of brokers in the execution of portfolio transactions. Numeric may, consistent with the interests of the Funds and subject to the approval of the Board of Directors, select brokers on the basis of the research, statistical and pricing services they provide to the Funds and other clients of Numeric. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by Numeric under its respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that Numeric, as applicable, determines in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of Numeric, as applicable, to a Fund and its other clients and that the total commissions paid by a Fund will be reasonable in relation to the benefits to a Fund over the long-term.


     For the fiscal year ended August 31, 1997, the Funds paid commissions to brokers on account of research services as follows:

                   Amount of     Aggregate
Fund              Transactions  Commissions
----              ------------  -----------

Micro Cap          $10,385,165      $16,350

Growth              20,192,674       27,840

Growth & Value      12,876,177       14,821


     Corporate debt and U.S. Government securities and many micro- and small-cap stocks are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Funds will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer in debt, micro- or small-cap securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

     Numeric may seek to obtain an undertaking from issuers of commercial paper or dealers selling commercial paper to consider the repurchase of such securities from the Funds prior to their maturity at their original cost plus interest (sometimes adjusted to reflect the actual maturity of the securities), if it believes that the Funds' anticipated need for liquidity makes such action desirable. Any such repurchase prior to maturity reduces the possibility that the Funds would incur a capital loss in liquidating commercial paper (for which there is no established market), especially if interest rates have risen since acquisition of the particular commercial paper.

     Investment decisions for the Funds and for other investment accounts managed by Numeric are made independently of each other in the light of differing conditions. However, the same investment decision may occasionally be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to the Funds. The Funds will not purchase securities during the existence of any underwriting or selling group relating to such security of which Numeric or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by RBB's Board of Directors pursuant to Rule 10f-3 under the 1940 Act.

     In no instance will portfolio securities be purchased from or sold to Counsellors Securities, PNC Bank or Numeric or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

     A high (100% or more) rate of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund. Federal income tax laws may restrict the extent to which a Fund may engage in short term trading of securities. See "Taxes." The Funds anticipate that their annual portfolio turnover rates will vary from year to year, but will generally range between 150% and 300%. The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.

     For the fiscal year ended August 31, 1997, the Funds paid brokerage commissions on behalf of the Funds as follows:


Fund                Brokerage Commissions
----                ---------------------

  Micro Cap                      $216,002

  Growth                         $308,925

  Growth & Value                 $126,534

     The Funds are required to identify any securities of RBB's regular broker dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the end of the most recent fiscal year. As of August 31, 1997, the following Funds held the following securities:


      Fund            Security       Value
      ----            --------       -----

Growth & Value    Salomon Brothers  $257,463

Growth & Value    The Bear
                  Stearns           $859,614
                  Companies, Inc.


                      PURCHASE AND REDEMPTION INFORMATION

     The Funds reserve the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase of a Fund's shares by making payment in whole or in part in securities chosen by RBB and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. RBB has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

     Under the 1940 Act, a Fund may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

     In addition to the situations described in the Prospectus, a Fund may redeem shares involuntarily to reimburse such Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder as provided in the Prospectus from time to time.

     An illustration of the computation of the public offering price per share of each of the Funds, based on the value of the Funds' respective net assets as of August 31, 1997, is as follows:

                           Micro                     Growth &
                            Cap          Growth       Value
                        ------------  ------------  -----------

Net assets............  $142,119,499  $117,723,898  $52,490,820

Outstanding shares....     7,694,317     7,226,740    3,059,247

Net asset value per
 share................  $      18.47  $      16.29  $     17.16


Maximum sales charge..            --            --           --
Maximum Offering
 Price to Public......  $      18.47  $      16.29  $     17.16



                              VALUATION OF SHARES


     The net asset value per share of each Fund is calculated as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time) on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday. Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the evaluation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at the close of regular trading (generally 4:00 p.m. Eastern Time); securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity. Net asset value per share is calculated by adding the value of each Fund's securities, cash and other assets, subtracting the actual and accrued liabilities of the Fund, and dividing the result by the number of outstanding shares of the Fund.


     In determining the approximate market value of portfolio investments, the Funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Funds' books at their face value. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors.


                            PERFORMANCE INFORMATION

     Total Return. For purposes of quoting and comparing the performance of the Funds to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance may be stated in terms of total return. Under the rules of the Securities and Exchange Commission, funds advertising performance must include total return quotes calculated according to the following formula:


     P(1 + T)/n/ = ERV

         Where:      P =  hypothetical initial payment of $1,000

                 T =  average annual total return

                 n =  number of years (1, 5 or 10)

               ERV = ending redeemable value at the end of the 1, 5 or 10 year periods (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication, and will cover one, five and ten year periods or a shorter period dating from the effectiveness of the Funds' registration statement. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by the Funds are assumed to have been reinvested at net asset value, as described in the Prospectus, on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by the Funds.

          The formula for calculating aggregate total return is as follows:

                                      ERV
          Aggregate Total Return = [(----) - 1]
                                       P

          The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

     Performance. From time to time, the Funds may advertise their average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in a Fund from the beginning of the measuring period to the end of the measuring period. The figures reflect changes in the price of a Fund's shares assuming that any income dividends and/or capital gain distributions made by a Fund during the period were reinvested in shares of the Fund. Total return will be shown for recent one-, five- and ten-year periods, and may be shown for other periods as well (such as from commencement of a Fund's operations or on a year-by-year, quarterly or current year-to-date basis).

     When considering average total return figures for periods longer than one year, it is important to note that a Fund's annual total return for one year in the period might have been grater or less than the average for the entire period. When considering total return figures for periods shorter than one year, investors should bear in mind that the Funds seek long-term appreciation and that such return may not be representative of a Fund's return over a longer market cycle. The Funds may also advertise aggregate total return figures for various periods, representing the cumulative change in value of an investment in a Fund for the specific period (again reflecting changes in a Fund's share prices and assuming reinvestment of dividends and distributions). Aggregate and average total returns may be shown by means of schedules, charts or graphs, may indicate various components of total return (i.e., change in value of initial investment, income dividends and capital gain distributions) and would be quoted separately for each class of a Fund's shares.

     Calculated according to the SEC Rules, the average annual total return for the Funds was as follows:


                                                        Average
                   Fund                                  Return
------------------------------------------  --------------------------------
For the fiscal year ended August 31, 1997.

Micro Cap                                                             58.41%

Growth                                                                37.69%

Growth & Value                                                        49.11%

For the period June 3, 1996 (initial public offering) to August 31, 1996.

Micro Cap                                                             41.43%

Growth                                                                27.86%

Growth & Value                                                        33.71%


     Calculated according to the above formula, the aggregate total return for the Funds was as follows:


                                                       Aggregate
                  Fund                                  Return
-----------------------------------------  ---------------------------------
For the fiscal year ended August 31, 1997.

Micro Cap                                                             58.41%

Growth                                                                37.69%

Growth & Value                                                        49.11%

For the period June 3, 1996 (initial public offering) to August 31, 1997.

Micro Cap                                                             54.05%

Growth                                                                35.85%

Growth & Value                                                        43.64%


     Investors should note that total return figures are based on historical earnings and are not intended to indicate future performance.

     In reports or other communications to investors or in advertising material, the Funds may describe general economic and market conditions affecting the Funds and may compare their performance with (1) that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar investment services that monitor the performance of mutual funds or as set forth in the publications listed below; (2) with their benchmark indices, as well as the S&P 500 or (3) other appropriate indices of investment securities or with data developed by Numeric derived from such indices. Performance information may also include evaluation of the Funds by nationally recognized ranking services and information as reported in financial publications such as Business Week, Fortune, Institutional Investor, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, or other national, regional or local publications.


     In reports or other communications to investors or in advertising, the Funds may also describe the general biography or work experience of the portfolio managers of the Funds and may include quotations attributable to the portfolio managers describing approaches taken in managing the Funds' investments, research methodology, underlying stock selection or the Funds' investment objective. The Funds may also discuss the continuum of risk and return relating to different investments, and the potential impact of foreign stock on a portfolio otherwise composed of domestic securities. In addition, the Funds may from time to time compare their expense ratios to those of investment companies with similar objective and policies, as advertised by Lipper Analytical Services, Inc. or similar investment services that monitor mutual funds.


                                     TAXES


          The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion in this Statement of Additional Information and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

          Each Fund has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it (a) distributes an amount equal to the sum of (i) at least 90% of its investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (ii) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement"), and (b) satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement. The Distribution Requirement for any year may be waived if a regulated investment company establishes to the satisfaction of the Internal Revenue Service that it is unable to satisfy the Distribution Requirement by reason of distributions previously made for the purpose of avoiding liability for federal excise tax (discussed below).

          In addition to satisfaction of the Distribution Requirement each Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

          Future Treasury regulations may provide that currency gains that are not "directly related" to a Fund's principal business of investing in stock or securities (or in options or futures with respect to stock or securities) will not satisfy the Income Requirements. Income derived by a regulated investment company from a partnership or trust (including a foreign entity that is classified as a partnership or trust for U.S. federal income tax purposes) will satisfy the Income Requirement only to the extent such income is attributable to items of income of the partnership or trust that would satisfy the Income Requirement if they were realized by a regulated investment company in the same manner as realized by the partnership or trust.

          In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

          The Internal Revenue Service has taken the position, in informal rulings issued to other taxpayers, that the issuer of a repurchase agreement is the bank or dealer from which securities are purchased. A Fund will not enter into repurchase agreements with any one bank or dealer if entering into such agreements would, under the informal position expressed by the Internal Revenue Service, cause it to fail to satisfy the Asset Diversification Requirement.

          Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from RBB in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

          Each Fund intends to distribute to shareholders its excess of net long-term capital gain over net short-term capital loss ("net capital gain"), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term or mid-term capital gain, to the extent attributable to long-term or mid-term capital gain of the Fund, as the case may be, regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by any Fund as capital gain dividends may not exceed the net capital gain of such Fund for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. A similar limitation applies to the portion of such capital gain dividends that may be designated by the Fund as long-term capital gain dividends as opposed to mid-term capital gain dividends. All designations of capital gain dividends will be made in a written notice mailed by RBB to shareholders not later than 60 days after the close of each Fund's respective taxable year.

          In the case of corporate shareholders, distributions (other than capital gain dividends) of a Fund for any taxable year will qualify for the 70% dividends received deduction, only to the extent of the gross amount of "qualifying dividends" received by such Fund for the year. Generally, a dividend will be treated as a "qualifying dividend" only if it has been received from a domestic corporation. However, if a Fund owns at least 10 percent of the stock (by vote and value) of certain foreign corporations with U.S. source income, then a portion of the dividends paid by such foreign corporations may constitute "qualifying dividends." A dividend received by a taxpayer will not be treated as a "qualifying dividend" if (1) it has been received with respect to any share of stock that the taxpayer has held for 45 days (90 days in the case of certain preferred stock) or less (excluding any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend), or (2) to the extent that the taxpayer is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. RBB will designate the portion, if any, of the distribution made by a Fund that qualifies for the dividends received deduction in a written notice mailed by RBB to shareholders not later than 60 days after the close of the Fund's taxable year.

          Investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares.

          Corporate taxpayers may be liable for alternative minimum tax, which is imposed at the rate of 20% of "alternative minimum taxable income" (less, in the case of corporate shareholders with "alternative minimum taxable income" of less than $310,000, the applicable "exemption amount"), in lieu of the regular corporate income tax. "Alternative minimum taxable income," is equal to "taxable income", (as determined for corporate income regular tax purposes) with certain adjustments. Although corporate taxpayers in determining "alternative minimum taxable income" are allowed to exclude exempt interest dividends (other than exempt interest dividends derived from certain private activity bonds ("AMT Preference Dividends"), as explained in the Prospectus) and to utilize the 70% dividends received deduction at the first level of computation, the Code requires (as a second computational step) that "alternative minimum taxable income" be increased by 75% of the excess of "adjusted current earnings" over other "alternative minimum taxable income."

          Corporate shareholders will have to take into account (1) all exempt interest dividends and (2) the full amount of all dividends from a Fund that are treated as "qualifying dividends" for purposes of the dividends received deduction in determining their "adjusted current earnings." As much as 75% of any exempt interest dividend and 82.5% of any "qualifying dividend" received by a corporate shareholder could, as a consequence, be subject to alternative minimum tax. Exempt interest dividends received by such a corporate shareholder may accordingly be subject to alternative minimum tax at an effective rate of 15%.

          If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earning and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders. Investors should be aware that any loss realized on a sale of shares of a Fund will be disallowed to the extent an investor repurchases shares of the same Fund within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by a Fund in the form of shares within the 61-day period would be treated as a purchase for this purpose.

          A Shareholder will recognize gain or loss upon an exchange of shares of a Fund for shares of another Fund upon exercise of an exchange privilege. Shareholders may not include the initial sales charge in the tax basis of the Shares exchanged for shares of another Fund for the purpose of determining gain or loss on the exchange, where the Shares exchanged have been held 90 days or less. The sales charge will increase the basis of the shares acquired through exercise of the exchange privilege (unless the shares acquired are also exchanged for shares of another Fund within 90 days after the first exchange).

          The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Because each Fund intends to distribute all of its taxable income currently, no Fund anticipates incurring any liability for this excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

          RBB will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to RBB that he is not subject to backup withholding or that he is an "exempt recipient."


          The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


          Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

          Certain states exempt from state income taxation dividends paid by a regulated investment company that are derived from interest on U.S. Government obligations. Each Fund will accordingly inform its shareholders annually of the percentage, if any, of its ordinary dividends that is derived from interest on U.S. Government obligations. Shareholders should consult with their tax advisers as to the availability and extent of any applicable state income tax exemption.

                             DESCRIPTION OF SHARES


     RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 13.93 billion shares are currently classified in 82 classes as follows: 100 million shares are classified as Class A Common Stock (Growth & Income), 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock (Balanced), 100 million shares are classified as Class D Common Stock (Tax-Free), 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (High Yield), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i numeric investors Micro Cap), 50 million shares are classified as Class GG Common Stock (n/i numeric investors Growth), 50 million shares are classified as Class HH (n/i numeric investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisor Large Cap), 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), 50 million shares are classified as Class XX Common Stock (n/i numeric investors Larger Cap Value), 700 million shares are classified as Class Janney Money Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Money Common Stock (Government Money), 100 million shares are classified as Class Janney N.Y. Municipal Money Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock (Municipal Money), 1 million shares are classified as Delta 3 Common Stock (Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of the Classes FF, GG, HH and XX Common Stock constitute the n/i numeric investors Micro Cap, Growth, Growth & Value and Larger Cap Funds, respectively. Under RBB's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

          The classes of Common Stock have been grouped into fourteen separate "families": the Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the Janney Montgomery Scott Money Family, the n/i numeric investors family of funds, the Boston Partners Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Funds; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Funds; Bedford Family represents interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds; the BEA Family represents interests in ten non-money market portfolios; the n/i numeric investors family of funds represents interests in four non-money market portfolios; the Boston Partners Family represents interest in three non-money market portfolios; the Janney Montgomery Scott Family and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds.


                 ADDITIONAL INFORMATION CONCERNING FUND SHARES

     RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders collectively owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

     Holders of shares of each class of RBB will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as RBB shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities (as defined by the 1940 Act) of such portfolio. However, the Rule also provides that the ratification of the selection of independent public accountants, the approval of principal underwriting contracts and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.


     Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law or by RBB's Charter, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock entitled to vote on the matter voting without regard to class (or portfolio). The name "n/i numeric investors" may be used in the name of other portfolios managed by Numeric.


                                 MISCELLANEOUS

     Counsel. The law firm of Drinker Biddle & Reath LLP, 1100 Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496, serves as counsel to RBB and RBB's non-interested directors.

     Independent Accountants. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as RBB's independent accountants.


     Control Persons. As of November 15, 1997, to RBB's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of the class of RBB indicated below. See "Description of Shares" above. RBB does not know whether such persons also beneficially own such shares.

                                                              PERCENT
PORTFOLIO                  NAME AND ADDRESS                    OWNED
---------                  ----------------                   --------

Cash Preservation            Jewish Family and Children's          44.2%
Money Market Portfolio       Agency of Philadelphia
(Class G)                    Capital Campaign
                             Attn:  S. Ramm
                             1610 Spruce Street
                             Philadelphia, PA  19103


                             Dominic and Barbara Pisciotta         15.9%
                             and Successors in Trust under
                             the Dominic and Barbara
                             Pisciotta Caring Trust
                             207 Woodmere Way
                             St. Charles, MO  63303

Cash Preservation            Kenneth Farwell and Valerie           11.3%
 Municipal Money Market      Farwell JTTEN
 Portfolio                   3854 Sullivan
(Class H)                    St. Louis, MO  63107



                             Gary L. Lange and                     32.6%
                             Susan D. Lange JTTEN
                             1354 Shady Knoll Ct.
                             Longwood, FL  32750

                             Andrew Diederich and                   6.2%
                             Doris Diederich JTTEN
                             1003 Lindeman
                             Des Peres, MO  63131

                             Gwendolyn Haynes                       5.2%
                             2757 Geyer
                             St. Louis, MO  63104

                             Savannah Thomas Trust                  6.3%
                             200 Madison Ave.
                             Rock Hill, MD  63119

Sansom Street Money          Wasner & Co.                          32.6%
 Market Portfolio            FAO Paine Webber and Managed
(Class I)                    Assets Sundry Holdings
                             Attn:  Joe Domizio
                             200 Stevens Drive
                             Lester, PA  19113

                             Saxon and Co.                         65.5%
                             FBO Paine Webber
                             P.O. Box 7780 1888
                             Philadelphia, PA  19182

                                                              PERCENT
PORTFOLIO                  NAME AND ADDRESS                    OWNED
---------                  ----------------                   --------

BEA International            Blue Cross & Blue Shield of           6.10%
 Equity - Institutional      Massachusetts Inc.
 Class                       Retirement Income Trust
(Class T)                    100 Summer Street
                             Boston, MA  02110-2106


                             Credit Suisse Private Banking         6.89%
                             Dividend Reinvest Plan
                             c/o Credit Suisse PVT PKG
                             12 E. 49th Street, 40th Fl.
                             New York, NY  10017-1028

                             Indiana University Foundation         5.49%
                             Attn: Walter L. Koon, Jr.
                             P.O. Box 500
                             Bloomington, IN  47402-0500

                             Employees Ret. Plan Marshfield        5.31%
                             Clinic
                             1000 N. Oak Avenue
                             Marshfield, WI  54449

                             State Street Bank & Trust             5.06%
                             FBC Consumers Energy
                             DTD 3-1-1997
                             P.O. Box 1992
                             Boston, MA  02105-1992

BEA International            Bob & Co.                            87.30%
Equity Portfolio -           P.O. Box 1809
Advisor Class (Class         Boston, MA  02105-1809
MM)



                             TRANSCORP                            10.78%
                             FBO William E. Burns
                             P.O. Box 6535
                             Englewood, CO  80155-6535

BEA High Yield               Fidelity Investments                 15.61%
 Portfolio -                 Institutional
 Institutional Class         Operations Co. Inc. as Agent for
(Class U)                    Certain Employee Benefit Plan
                             100 Magellan Way #KWIC
                             Covington, KY  41015-1987

                             Guenter Full Trust Michelin          17.31%
                             North America Inc.
                             Master Trust
                             P.O. Box 19001
                             Greenville, SC  29602-9001

                                                              PERCENT
PORTFOLIO                  NAME AND ADDRESS                    OWNED
---------                  ----------------                   --------

                             C S First Boston Pension Fund         6.15%
                             Park Avenue Plaza, 34th Floor
                             Attn: Steve Medici
                             55 E. 52nd Street
                             New York, NY  10055-0002

                             Southdown Inc. Pension Plan           9.65%
                             MAC & Co.
                             Mutual Fund Operations
                             P.O. Box 3198
                             Pittsburgh, PA  31980

                             Edward J. Demske TTEE                 5.42%
                             Miami University Foundation
                             202 Roudebush Hall
                             Oxford, OH  45056

BEA High Yield               Richard A. Wilson TTEE               10.81%
Portfolio - Advisor          E. Francis Wilson TTEE
Class (Class OO)             The Wilson Family Trust
                             7612 March Avenue
                             West Hills, CA  91304-5232



                             Charles Schwab & Co.                 88.82
                             Special Custody Account for the
                             Exclusive Benefit of Customers
                             101 Montgomery St.
                             San Francisco, CA 94104-4122

BEA Emerging Markets         Wachovia Bank North Carolina         26.22%
 Equity Portfolio -          Trust for Carolina Power & Light
 Institutional Class         Co.
(Class V)                    Supplemental Retirement Trust
                             301 N. Main Street
                             Winston-Salem, NC  27101-3819

                             Hall Family Foundation               38.21%
                             P.O. Box 419580
                             Kansas City, MO  64141-8400

                             Arkansas Public Employees            18.33%
                             Retirement System
                             124 W. Capitol Avenue
                             Little Rock, AR 72201-3704

BEA Emerging Markets         Charles Schwab & Co.                 22.65%
Equity Portfolio -           Special Custody Account for the
 Advisor Class               Exclusive Benefit of Customers
 (Class NN)                  101 Montgomery Street
                             San Francisco, CA 94104-4175


                                                              PERCENT
PORTFOLIO                  NAME AND ADDRESS                    OWNED
---------                  ----------------                   --------

                             Donald W. Allgood                    72.66%
                             3106 Johannsen Dr.
                             Burlington, IA  52601-1541

BEA US Core Equity           Patterson & Co.                      43.71%
 Portfolio -                 P.O. Box 7829
 Institutional Class         Philadelphia, PA 19101-7829
(Class X)


                             Credit Suisse Private Banking        13.51%
                             Dividend Reinvest Plan
                             c/o Credit Suisse PVT BKG
                             12 E. 49th Street, 40th Fl.
                             New York, NY 10017-1028

                             Fleet National Bank Trust             5.86%
                             Hospital St. Raphael Malpractice
                             Attn: 1958875020
                             P.O. Box 92800
                             Rochester, NY  14692-8900

                             Werner & Pfleiderer Pension           6.98%
                             Plan Employees
                             663 E. Crescent Avenue
                             Ramsey, NJ  07446-1220

                             Washington Hebrew Congregation       11.22%
                             3935 Macomb St. NW
                             Washington, DC  20016-3799

BEA US Core Fixed            New England UFCW & Employers'        24.30%
Income Portfolio -           Pension Fund Board of Trustees
Institutional Class          161 Forbes Road, Suite 201
(Class Y)                    Braintree, MA  02184-2606


                             Patterson & Co.                       6.50%
                             P.O. Box 7829
                             Philadelphia, PA  19101-7829

                             MAC & Co                              5.07%
                             Mutual Funds Operations
                             P.O. Box 3198
                             Pittsburgh, PA  15230-3198

                                                              PERCENT
PORTFOLIO                  NAME AND ADDRESS                    OWNED
---------                  ----------------                   --------

                             Fidelity Investments                  9.70%
                             Institutional
                             Operations Co. Inc. (FIIOC) as
                             Agent for Credit Suisse First
                             Boston Employee's Savings PSP
                             100 Magellan Way #KWIC
                             Covington, KY  41015-1987

                             DCA Food Industries Inc.              8.95%
                             100 East Grand Avenue
                             Beloit, WI  53511-6255

                             State St. Bank & Trust TTE            6.57%
                             Fenway Holdings LLC Master Trust
                             P.O. Box 470
                             Boston, MA  02102-0470

                             The Valley Foundation                 6.47%
                             c/o Enterprise Trust
                             16450 Los Gatos Boulevard
                             Suite 210
                             Los Gatos, CA  95032-5594

BEA Strategic Global         Sunkist Master Trust                 32.35%
Fixed Income Portfolio       14130 Riverside Drive
(Class Z)                    Sherman Oaks, CA  91423-2313



                             Patterson & Co.                      23.13%
                             P.O. Box 7829
                             Philadelphia, PA  19101-7829

                             Key Trust Co. of Ohio                18.70%
                             FBO Eastern Enterp. Collective
                             Inv. Trust
                             P.O. Box 94870
                             Cleveland, OH 44101-4870

                             Hard & Co.                           17.34%
                             Trust for Abtco Inc.
                             Retirement Plan
                             c/o Associated Bank, N.A.
                             100 W. Wisconsin Ave.
                             Neenah, WI  54956-3012

BEA Municipal Bond           William A. Marquard                  39.48%
Fund Portfolio (Class        2199 Maysville Rd.
AA)                          Carlisle, KY  40311-9716

                                                              PERCENT
PORTFOLIO                  NAME AND ADDRESS                    OWNED
---------                  ----------------                   --------

                             Arnold Leon                          13.16%
                             c/o Fiduciary Trust Company
                             P.O. Box 3199
                             Church Street Station
                             New York, NY  10008-3199

                             Irwin Bard                            6.51%
                             1750 North East 183rd St. North
                             Miami Beach, FL  33179-4908

                             S. Finkelstein Family Fund            5.01%
                             1755 York Ave., Apt. 35 BC
                             New York, NY  10128-6827

BEA Global Tele-             E. M. Warburg Pincus & Co. Inc.      17.48%
communications               466 Lexington Ave.
Portfolio - Advisor          New York, NY  10017-3140
Class (Class PP)


                             Bea Associates 401K                  11.82%
                             153 East 53rd Street
                             New York, NY  10022-4611

                             John B. Hurford                      47.62%
                             153 E. 53rd St., Flr. 57
                             New York, NY  10022-4611

n/i numeric investors        Charles Schwab & Co. Inc.             15.3%
Micro Cap Fund               Special Custody Account for the
(Class FF)                   Exclusive Benefit of Customers
                             Attn: Mutual Funds
                             101 Montgomery Street
                             San Francisco, CA  94104

                             Public Inst. for Social Security       6.1%
                             1001 19th Street N, 16th Floor
                             Arlington, VA  22209

                             Portland General Corp.                13.7%
                             Invest Trust
                             DTD 01/29/90
                             Attn:  William J. Valach
                             121 SW Salmon Street
                             Portland, OR  97202

                                                              PERCENT
PORTFOLIO                  NAME AND ADDRESS                    OWNED
---------                  ----------------                   --------

                             State Street Bank and                  7.0%
                             Trust Company
                             FBO Yale Univ Ret Pln for Staff
                             Emp
                             State Street Bank & Trust Co.
                             Master TR Div
                             Attn:  Kevin Sutton
                             Solomon Williard Bldg. One
                             Enterprise Dr.
                             North Quincy, MA  02171

n/i numeric investors        Charles Schwab & Co. Inc.             18.6%
Growth Fund                  Special Custody Account for the
(Class GG)                   Exclusive Benefit of Customers
                             Attn:  Mutual Funds
                             101 Montgomery Street
                             San Francisco, CA  94104

                             U.S. Equity Investment Portfolio       6.5%
                             LP
                             c/o Asset Management Advisors
                             Inc.
                             1001 N. US Hwy 1 STE 800
                             Jupiter, FL  33477

                             Portland General Corp. VEBA            5.7%
                             Plan
                             DTD 12/19/90
                             Attn:  William Valach
                             121 SW Salmon Street
                             Portland, OR  97202

                             CitiBank FSB                          18.9%
                             Sargent & Lundy Retirement Trust
                             C/O CitiCorp
                             Attn:  D. Erwin Jr.
                             1410 N. West Shore Blvd.
                             Tampa, FL  33607

n/i numeric investors        Charles Schwab & Co. Inc.             22.9%
Growth and Value             Special Custody Account for the
Fund (Class HH)              Exclusive Benefit of Customers
                             Attn:  Mutual Funds
                             101 Montgomery Street
                             San Francisco, CA  94104

                                                              PERCENT
PORTFOLIO                  NAME AND ADDRESS                    OWNED
---------                  ----------------                   --------

                             Chase Manhattan Bank                   6.0%
                             Collins Group Trust I
                             840 Newport Center Dr.
                             Newport Beach, CA 92660

Boston Partners Large        Dr. Janice B. Yost                    26.2%
Cap Value Fund -             Trust Mary Black Foundation Inc.
Institutional Class          Bell Hill-945 E. Main St.
(Class QQ)                   Spartanburg, SC  29302




                             Saxon and Co.                         12.4%
                             FBO UJF Equity Funds
                             P.O. Box 7780-1888
                             Philadelphia, PA  19182

                             Irving Fireman's Relief & Ret          8.1%
                             Fund
                             Lou Mayfield-Chairman
                             601 N. Beltline Ste. 20
                             Irving, TX  75061

                             John N. Brodson and                   10.0%
                             Paul A. Ebert
                             Trst Amer Coll of Surg Staf
                             Mem Ret Plan
                             55 E. Erie Street
                             Chicago, IL  60611

                             Wells Fargo Bank                      15.7%
                             Trst Stoel Rives
                             Tr 008125
                             P. O. Box 9800
                             Calabasas, CA  91308

                             Hawaiian Trust Company LTD             6.3%
                             Trst The Estate of James
                             Campbell
                             Pension Fund
                             P.O. Box 3170
                             Honolulu, HI  96802-3170

                             Shady Side Academy Endowment          11.0%
                             423 Fox Chapel Rd.
                             Pittsburgh, PA 15238

                                                              PERCENT
PORTFOLIO                  NAME AND ADDRESS                    OWNED
---------                  ----------------                   --------

Boston Partners Large        Fleet National Bank TTEE               7.7%
Cap Value Fund -             Testa Hurwitz THIB
Investor Class               FBO Scott Birnbaum
(Class RR)                   P.O. Box 92800
                             Rochester, NY 14692


                             National Financial Services           25.5%
                             Corp
                             For the Exclusive Benefit of
                             our Customers
                             Attn: Mutual Funds, 5th Floor
                             200 Liberty Street I World
                             Financial Center
                             New York, NY  10281

                             Joseph P. Scherer                     10.3%
                             Rollover IRA
                             26 Embassy Ct
                             Cherry Hill, NJ  08002

                             Linda C. Brodson                       7.3%
                             Trst Linda C. Brodson Trust
                             465 Lakeside Pl
                             Highland Park, IL  60035

                             John N. Brodson                        7.3%
                             Trust John N. Brodson Trust
                             U/A DTD 08/06/87
                             465 Lakeside Pl
                             Highland Park, IL  60035

                             Charles Schwab & Co. Inc.             12.0%
                             Spjecial Custody Account
                             for Bene of Cust
                             Attn:  Mutual Funds
                             101 Montgomery Street
                             San Francisco, CA  94104

                             Mark R. Scott                          6.1%
                             and Maryann Scott
                             JTTEN WROS
                             2543 Longmount Dr.
                             Wexford, PA 15090

                                                              PERCENT
PORTFOLIO                  NAME AND ADDRESS                    OWNED
---------                  ----------------                   --------

Boston Partners Mid          National Financial SVCS Corp.         27.2%
Cap Value Fund               For Exclusive Bene of our
Investor Class               Customers
(Class TT)                   Sal Vella
                             200 Liberty Street
                             New York, NY  10281


                             Charles Schwab & Co. Inc.             32.0%
                             Special Custody Account for
                             Bene of Cust
                             Attn:  Mutual Funds
                             101 Montgomery St.
                             San Francisco, CA  94104

                             George B. Smithy, Jr.                 13.0%
                             38 Greenwood Road
                             Wellesley, MA  02181

                             John N. Brodson                        6.4%
                             Trst John N. Brodson Trust
                             U/A DTD 08/06/87
                             465 Lakeside Pl
                             Highland Park, IL  60035

                             Linda C. Brodson                       6.4%
                             Trst Linda C. Brodson Trust
                             465 Lakeside Pl
                             Highland Park, IL  60035

Boston Partners Mid          Wells Fargo Bank Cust                  5.4%
Cap Value Fund               FBO William W. Carter
Institutional Class          IRA FIP  007430
 (Class UU)                  P.O. Box 1389
                             San Carlos, CA  94070-1389


                             USNB of Oregon                        77.2%
                             Cust Jean Vollum
                             Attn:  Mutual Funds
                             P.O. Box 3168
                             Portland, OR  97208

          As of the same date, directors and officers as a group owned less than one percent of the shares of the Fund.

          Banking Laws. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. PIMC, PNC Bank and other institutions that are banks or bank affiliates are subject to such banking laws and regulations.

          PIMC and PNC Bank believe they may perform the services for the Fund contemplated by their respective agreements with the Fund without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent these companies from continuing to perform such services for the Fund. If such were to occur, it is expected that the Board of Directors would recommend that the Fund enter into new agreements or would consider the possible termination of the Fund. Any new advisory or sub-advisory agreement would normally be subject to shareholder approval. It is not anticipated that any change in the Fund's method of operations as a result of these occurrences would affect its net asset value per share or result in a financial loss to any shareholder.

          Shareholder Approvals. As used in this Statement of Additional Information and in the Prospectuses, "shareholder approval" and a "majority of the outstanding shares" of a class, series or Portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment limitation, the lesser of (1) 67% of the shares of the particular class, series or Portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such class, series or Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of such class, series or Portfolio.


                              FINANCIAL STATEMENTS

     The audited financial statements and notes thereto in the Funds' Annual Report to Shareholders (the "1997 Annual Report") for the fiscal year ended August 31, 1997 (the "Financial Statements") are incorporated by reference into this Statement of

Additional Information. No other parts of the 1997 Annual Report are incorporated by reference herein. The financial statements included in the 1997 Annual Report have been audited by RBB's independent accountants, Coopers & Lybrand, L.L.P. The reports of Coopers & Lybrand, L.L.P. are incorporated herein by reference, such financial statements have been incorporated herein in reliance upon such reports given upon their authority as experts in accounting and auditing. Copies of the 1997 Annual Report may be obtained free of charge by telephoning PFPC at (800) 348-5031. No financial statements are supplied for the Larger Cap Value Fund because, as of the date of the Prospectus and this Statement of Additional Information, the Fund had no operating history.

                                   APPENDIX A
                                   ----------


Commercial Paper Ratings
------------------------

          A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          "B" - Issues are regarded as having only a speculative capacity for timely payment.

          "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


          "Not Prime" - Issuers do not fall within any of the Prime rating categories.


Corporate Long-Term Debt Ratings
--------------------------------


          The following summarizes the ratings used by Standard & Poor's for corporate debt:


          "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate long-term debt:


          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.


          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

                                    PART C

                               OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

 (a) Financial Statements:

     (1)   Included in Part A of the Registration Statement:

           Financial Highlights (audited) for the n/i Numeric Investors Micro Cap, Growth and Growth & Value Funds for the fiscal year ended August 31, 1997 and for the period from June 3, 1997 (commencement of operations) through August 31, 1996.

     (2)   Incorporated by reference into Part B:

           Audited Financial Statements included in Registrant's Annual Report to Shareholders dated September 30, 1997 for the n/i Numeric Investors Micro Cap, Growth and Growth & Value Funds, which has been previously filed with the Commission.

(b)  Exhibits:                                                                                   SEE NOTE #
                                                                                                 ----------
     (1)   (a)      Articles of Incorporation of Registrant                                          1
           (b)      Articles Supplementary of Registrant.                                            1
           (c)      Articles of Amendment to Articles of Incorporation of Registrant.                2
           (d)      Articles Supplementary of Registrant.                                            2
           (e)      Articles Supplementary of Registrant.                                            5
           (f)      Articles Supplementary of Registrant.                                            6
           (g)      Articles Supplementary of Registrant.                                            9
           (h)      Articles Supplementary of Registrant.                                           10
           (i)      Articles Supplementary of Registrant.                                           14
           (j)      Articles Supplementary of Registrant.                                           14
           (k)      Articles Supplementary of Registrant.                                           19
           (l)      Articles Supplementary of Registrant.                                           19
           (m)      Articles Supplementary of Registrant.                                           19
           (n)      Articles Supplementary of Registrant.                                           19
           (o)      Articles Supplementary of Registrant.                                           20
           (p)      Articles Supplementary of Registrant.                                           23
           (q)      Articles Supplementary of Registrant.                                           25
           (r)      Articles Supplementary of Registrant.                                           27
           (s)      Articles of Amendment to Charter of the Registrant.                             28
           (t)      Articles Supplementary of Registrant.                                           28

(b)  Exhibits:                                                                      SEE NOTE #
                                                                                    ----------
     (2)   By-Laws, as amended                                                         28
     (3)   None.
     (4)   (a)   See Articles VI, VII, VIII, IX and XI of Registrant's                  1
                 Articles of Incorporation dated February 17, 1988.

           (b)   See Articles II, III, VI, XIII, and XIV of Registrant's               23
                 By-Laws as amended through April 26, 1996.

     (5)   (a)   Investment Advisory Agreement (Money Market) between Registrant        3
                 and Provident Institutional Management Corporation, dated
                 as of August 16, 1988.

           (b)   Sub-Advisory Agreement (Money Market) between Provident                3
                 Institutional Management Corporation and Provident National
                 Bank, dated as of August 16, 1988.

           (c)   Investment Advisory Agreement (Tax-Free Money Market) between          3
                 Registrant and Provident Institutional Management
                 Corporation, dated as of August 16, 1988.

           (d)   Sub-Advisory Agreement (Tax-Free Money Market) between Provident       3
                 Institutional Management Corporation and Provident National
                 Bank, dated as of August 16, 1988.

           (e)   Investment Advisory Agreement (Government Obligations Money            3
                 Market) between Registrant and Provident Institutional Management
                 Corporation, dated as of August 16, 1988.

           (f)   Sub-Advisory Agreement (Government Obligations Money Market)           3
                 between Provident Institutional Management Corporation and
                 Provident National Bank, dated as of August 16, 1988.

           (g)   Investment Advisory Agreement (Government Securities) between          8
                 Registrant and Provident Institutional Management Corporation
                 dated as of April 8, 1991.

           (h)   Investment Advisory Agreement (New York Municipal Money Market)        9
                 between Registrant and Provident Institutional Management
                 Corporation dated November 5, 1991.

           (i)   Investment Advisory Agreement (Tax-Free Money Market) between         10
                 Registrant and Provident Institutional Management Corporation dated
                 April 21, 1992.

           (j)   Investment Advisory Agreement (BEA International Equity               11
                 Portfolio) between Registrant and BEA Associates.

(b)  Exhibits:                                                               SEE NOTE #
                                                                             ----------
           (k)      Investment Advisory Agreement (BEA Strategic                 11
                    Fixed Income Portfolio) between Registrant
                    and BEA Associates.

           (l)      Investment Advisory Agreement (BEA Emerging                  11
                    Markets Equity Portfolio) between Registrant
                    and BEA Associates.

           (m)      Investment Advisory Agreement (BEA U.S. Core                 15
                    Equity Portfolio) between Registrant and BEA
                    Associates, dated as of October 27, 1993.

           (n)      Investment Advisory Agreement (BEA U.S. Core                 15
                    Fixed Income Portfolio) between Registrant
                    and BEA Associates, dated as of October 27,
                    1993.

           (o)      Investment Advisory Agreement (BEA Global                    15
                    Fixed Income Portfolio) between Registrant
                    and BEA Associates, dated as of October 27,
                    1993.

           (p)      Investment Advisory Agreement (BEA Municipal                 15
                    Bond Fund Portfolio) between Registrant and
                    BEA Associates, dated as of October 27, 1993.

           (q)      Investment Advisory Agreement (BEA Balanced)                 16
                    between Registrant and BEA Associates.

           (r)      Investment Advisory Agreement (BEA Short                     16
                    Duration Portfolio) between Registrant and
                    BEA Associates.

           (s)      Investment Advisory Agreement (n/i Numeric                   23
                    Investors Micro Cap Fund) between Registrant and
                    Numeric Investors, L.P.

           (t)      Investment Advisory Agreement (n/i Numeric                   23
                    Investors Growth Fund) between Registrant
                    and Numeric Investors, L.P.

           (u)      Investment Advisory Agreement (n/i Numeric                   23
                    Investors Growth & Value Fund) between Registrant
                    and Numeric Investors, L.P.

           (v)      Investment Advisory Agreement (BEA Global                    24
                    Telecommunications Portfolio) between
                    Registrant and BEA Associates.

           (w)      Investment Advisory Agreement (Boston                        26
                    Partners Large Cap Value Fund) between
                    Registrant and Boston Partners Asset
                    Management, L.P.

           (x)      Investment Advisory Agreement (Boston                        28
                    Partners Mid Cap Value Fund) between
                    Registrant and Boston Partners Asset
                    Management, L.P.

           (y)      Investment Advisory Agreement (n/i Numeric
                    Investors Larger Cap Value Fund) between
                    Registrant and Numeric Investors, L.P. dated
                    December 1, 1997.

(b)  Exhibits:                                                               SEE NOTE #
                                                                             ----------
           (z)      Investment Advisory Agreement (Boston
                    Partners Bond Fund) between Registrant and
                    Boston Partners Asset Management, L.P. dated
                    December 1, 1997.

     (6)   (r)      Distribution Agreement and Supplements                        8
                    (Classes A through Q) between the Registrant
                    and Counsellors Securities Inc. dated as of
                    April 10, 1991.

           (s)      Distribution Agreement Supplement (Classes                    9
                    L, M, N and 0) between the Registrant and
                    Counsellors Securities Inc. dated as of
                    November 5, 1991.

           (t)      Distribution Agreement Supplements (Classes                   9
                    R, S, and Alpha 1 through Theta 4) between
                    the Registrant and Counsellors Securities
                    Inc. dated as of November 5, 1991.

           (u)      Distribution Agreement Supplement (Classes                   10
                    T, U and V) between the Registrant and
                    Counsellors Securities Inc. dated as of
                    September 18, 1992.

           (w)      Distribution Agreement Supplement (Classes X,                14
                    Y, Z and AA) between the Registrant and
                    Counselors Securities Inc.

           (x)      Distribution Agreement Supplement (Classes                   18
                    BB and CC) between Registrant and Counsellors
                    Securities Inc. dated as of October 26, 1994.

           (z)      Distribution Agreement Supplement (Classes L,                19
                    M, N and O) between the Registrant and
                    Counsellors Securities Inc.

           (aa)     Distribution Agreement Supplement (Classes                   19
                    R, S) between the Registrant and Counsellors
                    Securities Inc.

           (bb)     Distribution Agreement Supplements (Classes                  19
                    Alpha 1 through Theta 4) between the
                    Registrant and Counsellors Securities Inc.

           (cc)     Distribution Agreement Supplement (Janney                    20
                    Classes) between the Registrant and
                    Counsellors Securities Inc.

           (dd)     Distribution Agreement Supplement ni Classes                 23
                    (Classes FF, GG and HH) between Registrant
                    and Counsellors Securities Inc.

           (ee)     Distribution Agreement Supplement (Classes                   24
                    II, JJ, KK, and LL) between Registrant and
                    Counsellors Securities Inc.

           (ff)     Distribution Agreement Supplement (Classes                   24
                    MM, NN, OO, and PP) between Registrant and
                    Counsellors Securities Inc.

(b)  Exhibits:                                                               SEE NOTE #
                                                                             ----------
           (gg)     Distribution Agreement Supplement (Class QQ)                 26
                    between Registrant and Counsellors Securities
                    Inc.

           (hh)     Distribution Agreement Supplement (Class RR)                 27
                    between Registrant and Counsellors Securities
                    Inc.

           (ii)     Distribution Agreement Supplement (Class SS)                 27
                    between Registrant and Counsellors Securities
                    Inc.

           (jj)     Distribution Agreement Supplement (Class TT)                 28
                    between Registrant and Counsellors Securities
                    Inc.

           (kk)     Distribution Agreement Supplement (Class UU)                 28
                    between Registrant and Counsellors Securities
                    Inc.

           (ll) Distribution Agreement Supplement (Class VV) between Registrant and Counsellors
                    Securities, Inc.

           (mm) Distribution Agreement Supplement (Class WW) between Registrant and Counsellors
                    Securities, Inc.

           (nn) Distribution Agreement Supplement (Class XX) between Registrant and Counsellors
                    Securities, Inc.

     (7)   Fund Office Retirement Profit-Sharing and Trust                       29
           Agreement, dated as of October 24, 1990, as amended.

     (8)   (a)      Custodian Agreement between Registrant and                    3
                    Provident National Bank dated as of August 16, 1988.

           (b)      Sub-Custodian Agreement among The Chase                      10
                    Manhattan Bank, N.A., the Registrant and
                    Provident National Bank, dated as of July 13, 1992,
                    relating to custody of Registrant's foreign securities.

           (e)      Amendment No. 1 to Custodian Agreement dated                  9
                    August 16, 1988.

           (f)      Agreement between Brown Brothers Harriman &                  10
                    Co. and Registrant on behalf of BEA
                    International Equity Portfolio, dated
                    September 18, 1992.

           (g)      Agreement between Brown Brothers Harriman &                  10
                    Co. and Registrant on behalf of BEA Strategic
                    Fixed Income Portfolio, dated September 18,
                    1992.

           (h)      Agreement between Brown Brothers Harriman &                  10
                    Co. and Registrant on behalf of BEA Emerging
                    Markets Equity Portfolio, dated September 18,
                    1992.

(b)  Exhibits:                                                               SEE NOTE #
                                                                             ----------
           (i)     Agreement between Brown Brothers Harriman &                   15
                   Co. and Registrant on behalf of BEA Emerging
                   Markets Equity, BEA International Equity, BEA
                   Strategic Fixed Income and BEA Global Fixed
                   Income Portfolios, dated as of November 29,
                   1993.

           (j)     Agreement between Brown Brothers Harriman &                   15
                   Co. and Registrant on behalf of BEA U.S. Core
                   Equity and BEA U.S. Core Fixed Income Portfolios
                   dated as of November 29, 1993.

           (k)     Custodian Contract between Registrant and                     18
                   State Street Bank and Trust Company.

           (l)     Custody Agreement between Registrant and                      23
                   Custodial Trust Company on behalf of n/i Numeric
                   Investors Micro Cap Fund, n/i Numeric Investors
                   Growth Fund and n/i Numeric Investors Growth &
                   Value Fund Portfolios of the Registrant.

           (m)     Custodian Agreement Supplement Between                        26
                   Registrant and PNC Bank, National Association
                   dated October 16, 1996.

           (n)     Custodian Agreement Supplement between                        27
                   Registrant and Brown Brothers Harriman & Co.
                   on behalf of the BEA Municipal Bond Fund.

           (o)     Custodian Agreement Supplement between                        28
                   Registrant and PNC Bank, National
                   Association, on behalf of the Boston Partners
                   Mid Cap Value Fund.

           (p)     Custody Agreement between Registrant and
                   Custodial Trust Company on behalf of the n/i Numeric Investors Larger Cap Value Fund.


           (q)     Custodian Agreement Supplement between Registrant and
                   PNC Bank, N.A. on behalf of the Boston Partners Bond
                   Fund.

     (9)   (a)     Transfer Agency Agreement (Sansom Street)                      3
                   between Registrant and Provident Financial
                   Processing Corporation, dated as of
                   August 16, 1988.

           (b)     Transfer Agency Agreement (Cash Preservation)                  3
                   between Registrant and Provident Financial
                   Processing Corporation, dated as of
                   August 16, 1988.

           (c)     Shareholder Servicing Agreement (Sansom                        3
                   Street Money Market).

           (d)     Shareholder Servicing Agreement (Sansom                        3
                   Street Tax-Free Money Market).

           (e)     Shareholder Servicing Agreement (Sansom                        3
                   Street Government Obligations Money Market).

(b)  Exhibits:                                                               SEE NOTE #
                                                                             ----------
           (f)      Shareholder Services Plan (Sansom Street                      3
                    Money Market).

           (g)      Shareholder Services Plan (Sansom Street Tax-                 3
                    Free Money Market).

           (h)      Shareholder Services Plan (Sansom Street                      3
                    Government Obligations Money Market).

           (i)      Transfer Agency Agreement (Bedford) between                   3
                    Registrant and Provident Financial Processing
                    Corporation, dated as of August 16, 1988.

           (j)      Administration and Accounting Services                        8
                    Agreement between Registrant and Provident
                    Financial Processing Corporation, relating to
                    Government Securities Portfolio, dated as of
                    April 10, 1991.

           (k)      Administration and Accounting Services                        9
                    Agreement between Registrant and Provident
                    Financial Processing Corporation, relating to
                    New York Municipal Money Market Portfolio
                    dated as of November 5, 1991.

           (l)      Administration and Accounting Services                       10
                    Agreement between Registrant and Provident
                    Financial Processing Corporation (BEA
                    International Equity) dated September 18, 1992.

           (m)      Administration and Accounting Services                       10
                    Agreement between Registrant and Provident
                    Financial Processing Corporation (BEA
                    Strategic Fixed Income) dated September 18, 1992.

           (n)      Administration and Accounting Services                       10
                    Agreement between Registrant and Provident
                    Financial Processing Corporation (BEA
                    Emerging Markets Equity) dated September 18, 1992.

           (o)      Transfer Agency Agreement and Supplements                     9
                    (Bradford, Alpha (now known as Janney), Beta,
                    Gamma, Delta, Epsilon, Zeta, Eta and Theta)
                    between Registrant and Provident Financial
                    Processing Corporation dated as of November 5, 1991.

           (p)      Transfer Agency Agreement Supplement (BEA)                   10
                    between Registrant and Provident Financial
                    Processing Corporation dated as of September 19, 1992.

           (q)      Administrative Services Agreement between                    10
                    Registrant and Counsellor's Fund Services,
                    Inc. (BEA Portfolios) dated September 18, 1992.

(b)  Exhibits:                                                               SEE NOTE #
                                                                             ----------
           (r)      Administration and Accounting Services                       10
                    Agreement between Registrant and Provident
                    Financial Processing Corporation, relating to
                    Tax-Free Money Market Portfolio, dated as of April
                    21, 1992.

           (s)      Transfer Agency Agreement Supplement (BEA                    15
                    U.S. Core Equity, BEA U.S. Core Fixed Income,
                    BEA Global Fixed Income and BEA Municipal
                    Bond Fund Portfolios) between Registrant and
                    PFPC Inc. dated as October 27, 1993.

           (t)      Administration and Accounting Services Agreement             15
                    between Registrant and PFPC Inc.
                    relating to BEA U.S. Core Equity Portfolio
                    dated as of October 27, 1993.

           (u)      Administration and Accounting Services Agreement             15
                    between Registrant and PFPC Inc.
                    (BEA U.S. Core Fixed Income Portfolio) dated
                    October 27, 1993.

           (v)      Administration and Accounting Services                       15
                    Agreement between Registrant and PFPC Inc.
                    (International Fixed Income Portfolio) dated
                    October 27, 1993.

           (w)      Administration and Accounting Services                       15
                    Agreement between Registrant and PFPC Inc.
                    (Municipal Bond Fund Portfolio) dated
                    October 27, 1993.

           (x)      Transfer Agency Agreement Supplement (BEA                    18
                    Balanced and Short Duration Portfolios)
                    between Registrant and PFPC Inc. dated
                    October 26, 1994.

           (y)      Administration and Accounting Services Agreement             18
                    between Registrant and PFPC Inc.
                    (BEA Balanced Portfolio) dated October 26, 1994.

           (z)      Administration and Accounting Services                       18
                    Agreement between Registrant and PFPC Inc.
                    (BEA Short Duration Portfolio) dated
                    October 26, 1994.

           (aa)     Administrative Services Agreement Supplement                 18
                    between Registrant and Counsellors Fund
                    Services, Inc. (BEA Classes) dated
                    October 26, 1994.

           (bb)     Transfer Agency and Service Agreement between                21
                    Registrant and State Street Bank and Trust
                    Company and PFPC, Inc. dated February 1, 1995.

           (cc)     Supplement to Transfer Agency and Service                    21
                    Agreement between Registrant, State Street
                    Bank and Trust Company, Inc. and PFPC dated
                    April 10, 1995.

(b)  Exhibits:                                                               SEE NOTE #
                                                                             ----------
           (dd)     Amended and Restated Credit Agreement dated                  22
                    December 15, 1994.

           (ee)     Transfer Agency Agreement Supplement (n/i                    23
                    Numeric Investors Micro Cap Fund, n/i Numeric
                    Investors Growth Fund and n/i Numeric Investors
                    Growth & Value Fund) between Registrant and
                    PFPC, Inc. dated April 14, 1996.

           (ff)     Administration and Accounting Services                       23
                    Agreement between Registrant and PFPC, Inc.
                    (n/i Numeric Investors Micro Cap Fund)
                    dated April 24, 1996.

           (gg)     Administration and Accounting Services                       23
                    Agreement between Registrant and PFPC, Inc.
                    (n/i Numeric Investors Growth Fund)
                    dated April 24, 1996.

           (hh)     Administration and Accounting Services                       23
                    Agreement between Registrant and PFPC, Inc.
                    (n/i Numeric Investors Growth & Value Fund)
                    dated April 24, 1996.

           (ii)     Administrative Services Agreement between                    23
                    Registrant and Counsellors Fund Services,
                    Inc. (n/i Numeric Investors Micro Cap Fund,
                    n/i Numeric Investors Growth Fund and
                    n/i Numeric Investors Growth & Value Fund)
                    dated April 24, 1996.

           (jj)     Administration and Accounting Services                       24
                    Agreement between Registrant and PFPC, Inc.
                    (BEA Global Telecommunications Portfolio).

           (kk)     Co-Administration Agreement between                          24
                    Registrant Investor and BEA Associates (BEA
                    International Equity Investor Portfolio).

           (ll)     Co-Administration Agreement between                          24
                    Registrant and BEA Associates (BEA
                    International Equity Advisor Portfolio).

           (mm)     Co-Administration Agreement between                          24
                    Registrant and BEA Associates (BEA Emerging
                    Markets Equity Investor Portfolio).

           (nn)     Co-Administration Agreement between                          24
                    Registrant and BEA Associates (BEA Emerging
                    Markets Equity Advisor Portfolio).

           (oo)     Co-Administration Agreement between                          24
                    Registrant and BEA Associates (BEA High Yield
                    Investor Portfolio).

           (pp)     Co-Administration Agreement between                          24
                    Registrant and BEA Associates (BEA High Yield
                    Advisor Portfolio).

           (qq)     Co-Administration Agreement between                          24
                    Registrant and BEA Associates (BEA Global
                    Telecommunications Investor Portfolio).

           (rr)     Co-Administration Agreement between                          24
                    Registrant and BEA Associates (BEA Global
                    Telecommunications Advisor Portfolio).

(b)  Exhibits:                                                               SEE NOTE #
                                                                             ----------
           (ss)     Transfer Agreement and Service Agreement                     24
                    between Registrant and State Street Bank and
                    Trust Company.

           (tt)     Administration and Accounting Services                       27
                    Agreement between the Registrant and PFPC
                    Inc. dated October 16, 1996 (Boston Partners
                    Large Cap Value Fund).

           (uu)     Transfer Agency Agreement Supplement between                 26
                    Registrant and PFPC Inc. (Boston Partners
                    Large Cap Value Fund, Institutional Class).

           (vv)     Transfer Agency Agreement Supplement between                 26
                    Registrant and PFPC Inc. (Boston Partners
                    Large Cap Value Fund, Investor Class).

           (ww)     Transfer Agency Agreement Supplement between                 26
                    Registrant and PFPC Inc. (Boston Partners
                    Large Cap Value Fund, Advisor Class).

           (xx)     Transfer Agency Agreement Supplement between                 28
                    Registrant and PFPC Inc., (Boston Partners
                    Mid Cap Value Fund, Institutional Class).

           (yy)     Transfer Agency Agreement Supplement between                 28
                    Registrant and PFPC Inc., (Boston Partners
                    Mid Cap Value Fund, Investor Class).

           (zz)     Administration and Accounting Services                       28
                    Agreement between Registrant and PFPC Inc.
                    dated, May 30, 1997 (Boston Partners Mid Cap
                    Value Fund).

           (aaa)    Transfer Agency Agreement Supplement (n/i
                    Numeric Investors Larger Cap Value Fund) between Registrant and PFPC, Inc.
                    dated December 1, 1997.

           (bbb)    Administration and Accounting Services
                    Agreement between Registrant and PFPC, Inc.
                    dated December 1, 1997 (n/i Numeric
                    Investors Larger Cap Value Fund).

           (ccc)    Co-Administration Agreement between
                    Registrant and Bear Stearns Funds
                    Management, Inc. dated December 1, 1997
                    (n/i Numeric Investors Larger Cap Value Fund).

           (ddd)    Administrative Services Agreement between
                    Registrant and Counsellors Fund Services,
                    Inc. dated December 1, 1997 (n/i Numeric
                    Investors Larger Cap Value Fund)

           (eee)    Transfer Agency Agreement Supplement between
                    Registrant and PFPC, Inc. dated December 1,
                    1997 (Boston Partners Bond Fund,
                    Institutional Class).

           (fff)    Transfer Agency Agreement Supplement between
                    Registrant and PFPC, Inc. dated December 1,
                    1997 (Boston Partners Bond Fund, Investor
                    Class).


(b)  Exhibits:                                                        SEE NOTE #
                                                                      ----------
          (ggg)    Administration and Accounting Services
                   Agreement between Registrant and PFPC, Inc.
                   dated December 1, 1997 (Boston Partners Bond
                   Fund).

     (11)   (a)    Consent of Counsel.

            (b)    Consent of  Independent Accountants.

     (12)          None.

     (13)   (a)    Subscription Agreement (relating to Classes A           2
                   through N).

            (b)    Subscription Agreement between Registrant and           7
                   Planco Financial Services, Inc., relating to
                   Classes O and P.

            (c)    Subscription Agreement between Registrant               7
                   and Planco Financial Services, Inc., relating
                   to Class Q.

            (d)    Subscription Agreement between Registrant and           9
                   Counsellors Securities Inc. relating to
                   Classes R, S, and Alpha 1 through Theta 4.

            (e)    Subscription Agreement between Registrant              10
                   and Counsellors Securities Inc. relating to
                   Classes T, U and V.

            (f)    Subscription Agreement between Registrant and          18
                   Counsellor's Securities Inc. relating to
                   Classes BB and CC.

            (g)    Purchase Agreement between Registrant and              23
                   Numeric Investors, L.P. relating to Class FF
                   (n/i Numeric Investors Micro Cap Fund).

            (h)    Purchase Agreement between Registrant and              23
                   Numeric Investors, L.P. relating to Class GG
                   (n/i Numeric Investors Growth Fund).

            (i)    Purchase Agreement between Registrant and              23
                   Numeric Investors, L.P. relating to Class HH
                   (n/i Numeric Investors Growth & Value Fund).

            (j)    Subscription Agreement between Registrant              24
                   and Counsellors Securities, Inc. relating to
                   Classes II through PP.

            (k)    Purchase Agreement between Registrant and              27
                   Boston Partners Asset Management, L.P.
                   relating to Classes QQ, RR and SS (Boston
                   Partners Large Cap Value Fund).

            (l)    Purchase Agreement between Registrant and              28
                   Boston Partners Asset Management, L.P.
                   relating to Classes TT and UU (Boston
                   Partners Mid Cap Value Fund).


(b)  Exhibits:                                                        SEE NOTE #
                                                                      ----------
          (m)      Purchase Agreement between Registrant and
                   Boston Partners Asset Management L.P.relating
                   to Classes VV and WW (Boston Partners Bond
                   Fund).

          (n)      Purchase Agreement between Registrant and
                   Numeric Investors, L.P. relating to Class XX
                   (n/i Numeric Investors Larger Cap Value Fund).

     (14)          None.

     (15) (a)      Plan of Distribution (Sansom Street Money              3
                   Market).

          (b)      Plan of Distribution (Sansom Street Tax-Free           3
                   Money Market).

          (c)      Plan of Distribution (Sansom Street                    3
                   Government Obligations Money Market).

          (d)      Plan of Distribution (Cash Preservation                3
                   Money).

          (e)      Plan of Distribution (Cash Preservation Tax-           3
                   Free Money Market).

          (f)      Plan of Distribution (Bedford Money Market).           3

          (g)      Plan of Distribution (Bedford Tax-Free Money           3
                   Market).

          (h)      Plan of Distribution (Bedford Government               3
                   Obligations Money Market).

          (i)      Plan of Distribution (Income Opportunities             7
                   High Yield).

          (j)      Amendment No. 1 to Plans of Distribution               8
                   (Classes A through Q).

          (k)      Plan of Distribution (Alpha (now known as              9
                   Janney) Money Market).

          (l)      Plan of Distribution (Alpha (now known as 9 Janney)    9
                   Tax-Free Money Market (now known as the Municipal
                   Money Market)).

          (m)      Plan of Distribution (Alpha (now known as              9
                   Janney) Government Obligations Money Market).

          (n)      Plan of Distribution (Alpha (now known as              9
                   Janney) New York Municipal Money Market).

          (o)      Plan of Distribution (Beta Money Market).              9

          (p)      Plan of Distribution (Beta Tax-Free Money              9
                   Market).

          (q)      Plan of Distribution (Beta Government                  9
                   Obligations Money Market).

          (r)      Plan of Distribution (Beta New York Money              9
                   Market).

          (s)      Plan of Distribution (Gamma Money Market).             9


(b)  Exhibits:                                                        SEE NOTE #
                                                                      ----------
          (t)      Plan of Distribution (Gamma Tax-Free Money             9
                   Market).

          (u)      Plan of Distribution (Gamma Government                 9
                   Obligations Money Market).

          (v)      Plan of Distribution (Gamma New York                   9
                   Municipal Money Market).

          (w)      Plan of Distribution (Delta Money Market).             9

          (x)      Plan of Distribution (Delta Tax-Free Money             9
                   Market).

          (y)      Plan of Distribution (Delta Government                 9
                   Obligations Money Market).

          (z)      Plan of Distribution (Delta New York                   9
                   Municipal Money Market).

          (aa)     Plan of Distribution (Epsilon Money Market).           9

          (bb)     Plan of Distribution (Epsilon Tax-Free Money           9
                   Market).

          (cc)     Plan of Distribution (Epsilon Government               9
                   Municipal Money Market).

          (dd)     Plan of Distribution (Epsilon New York                 9
                   Municipal Money Market).

          (ee)     Plan of Distribution (Zeta Money Market).              9

          (ff)     Plan of Distribution (Zeta Tax-Free Money              9
                   Market).

          (gg)     Plan of Distribution (Zeta Government                  9
                   Obligations Money Market).

          (hh)     Plan of Distribution (Zeta New York Municipal          9
                   Money Market).

          (ii)     Plan of Distribution (Eta Money Market).               9

          (jj)     Plan of Distribution (Eta Tax-Free Money               9
                   Market).

          (kk)     Plan of Distribution (Eta Government                   9
                   Obligations Money Market).

          (ll)     Plan at Distribution (Eta New York Municipal           9
                   Money Market).

          (mm)     Plan of Distribution (Theta Money Market).             9

          (nn)     Plan of Distribution (Theta Tax-Free Money             9
                   Market).

          (oo)     Plan of Distribution (Theta Government                 9
                   Obligations Money Market).

          (pp)     Plan of Distribution (Theta New York                   9
                   Municipal Money Market).


(b)  Exhibits:                                                        SEE NOTE #
                                                                      ----------
          (qq)     Plan of Distribution (BEA International                24
                   Equity Investor).

          (rr)     Plan of Distribution (BEA International                24
                   Equity Advisor).

          (ss)     Plan of Distribution (BEA Emerging Markets             24
                   Equity Investor).

          (tt)     Plan of Distribution (BEA Emerging Markets             24
                   Equity Advisor).

          (uu)     Plan of Distribution (BEA High Yield                   24
                   Investor).

          (vv)     Plan of Distribution (BEA High Yield                   24
                   Advisor).

          (ww)     Plan of Distribution (BEA Global                       24
                   Telecommunications Investor).

          (xx)     Plan of Distribution (BEA Global                       24
                   Telecommunications Advisor).

          (yy)     Plan of Distribution (Boston Partners Large            26
                   Cap Value Fund Institutional Class)

          (zz)     Plan of Distribution (Boston Partners Large            27
                   Cap Value Fund Investor Class)

          (aaa)    Plan of Distribution (Boston Partners Large            27
                   Cap Value Fund Advisor Class)

          (bbb)    Plan of Distribution (Boston Partners Mid Cap          27
                   Value Fund Investor Class)

          (ccc)    Plan of Distribution (Boston Partners                  27
                   Mid Cap Value Fund Institutional Class)

          (ddd)    Plan of Distribution (Boston Partners Bond
                   Fund Institutional Class).

          (eee)    Plan of Distribution (Boston Partners
                   Bond Fund Investor Class).

     (16) (a)      Schedule for Computation of Performance                29
                   Quotations for the Money Market and Boston
                   Partners Portfolios.

          (b)      Schedule for Computation of Performance                30
                   Quotations for the BEA Portfolios.

          (c) Schedule for Computation of Performance Quotations for the n/i Numeric Investors Portfolios.

     (17)          Financial Data Schedules for the n/i Numeric
                   Investors Portfolios.

     (18)          Amended 18f-3 Plan.                                    29



NOTE #
1 Incorporated herein by reference to the same exhibit number of Registrant's Registration Statement (No. 33-20827) filed on March 24,
         1988.

2        Incorporated herein by reference to the same exhibit number of Pre-
         Effective Amendment No. 2 to Registrant's Registration Statement (No.
         33-20827) filed on July 12, 1988.

3        Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 1 to Registrant's Registration Statement (No.
         33-20827) filed on March 23, 1989.

4        Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 2 to Registrant's Registration Statement (No.
         33-20827) filed on October 25, 1989.

5        Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 3 to the Registrant's Registration Statement
         (No. 33-20827) filed on April 27, 1990.

6        Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 4 to the Registrant's Registration Statement
         (No. 33-20827) filed on May 1, 1990.

7        Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 5 to the Registrant's Registration Statement
         (No. 33-20827) filed on December 14, 1990.

8        Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 6 to the Registrant's Registration Statement
         (No. 33-20827) filed on October 24, 1991.

9        Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 7 to the Registrant's Registration Statement
         (No. 33-20827) filed on July 15, 1992.

10       Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 8 to the Registrant's Registration Statement
         (No. 33-20827) filed on October 22, 1992.

11       Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 9 to the Registrant's Registration Statement
         (No. 33-20827) filed on December 16, 1992.

12       Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 11 to the Registrant's Registration Statement
         (No. 33-20827) filed on June 21, 1993.

13       Incorporated herein by reference to the same exhibit number Post-
         Effective Amendment No. 12 to the Registrant's Registration Statement
         (No. 33-20827) filed on July 27, 1993.

14       Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 13 to the Registrant's Registration Statement
         (No. 33-20827) filed on October 29, 1993.

15       Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 14 to the Registrant's Registration Statement
         (No. 33-20827) filed on December 21, 1993.

16       Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 19 to the Registrant's Registration Statement
         (No. 33-20827) filed on October 14, 1994.

17       Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 20 to the Registrant's Registration Statement
         (No. 33-20827) filed on October 21, 1994.

18       Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 21 to the Registrant's Registration Statement
         (No. 33-20827) filed on October 28, 1994.

19       Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 22 to the Registrant's Registration Statement
         (No. 33-20827) filed an December 19, 1994.

20       Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 27 to the Registrant's Registration Statement
         (No. 33-20827) filed on March 31, 1995.

21       Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 28 to the Registrant's Registration Statement
         (No. 33-20827) filed on October 6, 1995.

22       Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 29 to the Registrant's Registration Statement
         (No. 33-20827) filed on October 25, 1995.

23       Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 34 to the Registrant's Registration Statement
         (No. 33-20827) filed on May 16, 1996.

24       Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 37 to the Registrant's Registration Statement
         (No. 33-20827) filed July 30, 1996.

25       Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 39 to the Registrant's Registration Statement
         (No. 33-20827) filed on October 11, 1996.

26       Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 41 to the Registrant's Registration Statement
         (No. 33-20827) filed on November 27, 1996.

27       Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 45 to the Registrant's Registration Statement
         (No. 33-20827) filed on May 9, 1997.

28       Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 46 to the Registrant's Registration Statement
         (33-20827) filed on September 25, 1997.

29       Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 49 to the Registrant's Registration Statement
         (33-20827) filed on December 1, 1997.

30       Incorporated herein by reference to the same exhibit number of Post-
         Effective Amendment No. 50 to the Registrant's Registration Statement
         (33-20827) filed on December 1, 1997.

Item 25.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            None.

Item 26.    NUMBER OF HOLDERS OF SECURITIES

            The following information is given as of November 15, 1997.


TITLE OF CLASS OF COMMON STOCK                                                    NUMBER OF RECORD HOLDERS
------------------------------                                                    ------------------------
a)       Cash Preservation Money Market                                                          42
b)       Cash Preservation Municipal Money Market                                                59
c)       Sansom Street Money Market                                                               3
d)       Sansom Street Municipal Money Market                                                     0
e)       Sansom Street Government Obligations Money Market                                        0
f)       Bedford Money Market                                                                143205
g)       Bedford New York Municipal Money Market                                               3191
h)       RBB Government Securities                                                              530
i)       Bedford Municipal Money Market                                                        6713
j)       Bedford Government Obligations Money Market                                          10999
k)       BEA International Equity - Institutional Class                                         442
l)       BEA International Equity - Investor Class                                                0
m)       BEA International Equity - Advisor Class                                                11
n)       BEA High Yield - Institutional Class                                                   102
o)       BEA High Yield - Investor Class                                                          0
p)       BEA High Yield - Advisor Class                                                          10
q)       BEA Emerging Markets Equity - Institutional Class                                       47
r)       BEA Emerging Markets Equity - Investor Class                                             0
s)       BEA Emerging Markets Equity - Advisor Class                                             10
t)       BEA U.S. Core Equity                                                                    93
u)       BEA U.S. Core Fixed Income                                                              64
v)       BEA Strategic Global Fixed Income                                                       28
w)       BEA Municipal Bond Fund                                                                 38
x)       BEA Short Duration                                                                       0
y)       BEA Balanced                                                                             0
z)       BEA Global Telecommunications - Investor Class                                           0
aa)      BEA Global Telecommunications - Advisor Class                                           21
bb)      Janney Montgomery Scott
         Money Market                                                                         95911
cc)      Janney Montgomery Scott
         Municipal Money Market                                                                4319
dd)      Janney Montgomery Scott
         Government Obligations Money Market                                                  33839
ee)      Janney Montgomery Scott
         New York Municipal Money Market                                                       1407
ff)      ni Numeric Investors Micro Cap                                                        3628
gg)      ni Numeric Investors Growth                                                           3581
hh)      ni Numeric Investors Growth & Value                                                   3024
ii)      Boston Partners Large Cap Value Fund - Institutional Class                              28
jj)      Boston Partners Large Cap Value Fund - Investor Class                                   32
kk)      Boston Partners Large Cap Value Fund - Advisor Class                                     0
ll)      Boston Partners Mid Cap Value Fund - Investor Class                                     19
mm)      Boston Partners Mid Cap Value Fund - Institutional Class                                26

Item 27. INDEMNIFICATION

         Sections 1, 2, 3 and 4 of Article VIII of Registrant's Articles of Incorporation, as amended, incorporated herein by reference as Exhibits 1(a) and 1(c), provide as follows:

          Section 1. To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its shareholders for damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

          Section 2. The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by law, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation law.

          Section 3. No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          Section 4. References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall decrease, but may expand, any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

     Insofar as indemnification for liability arising under the Securities
Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information as to any other business, profession, vocation or employment of substantial nature in which any directors and officers of PIMC, BEA, Numeric and Boston Partners are, or at any time during the past two (2) years have been, engaged for their own accounts or in the capacity of director, officer, employee, partner or trustee is incorporated herein by reference to Schedules A and D of PIMC's FORM ADV (File No. 801-13304) filed on March 28, 1997, Schedules B and D of BEA's FORM ADV (File No. 801-37170) filed on March 31, 1997, Schedules B and D of Numeric's FORM ADV (File No. 801-35649) filed on March 27, 1997, and Schedules of Boston Partners' FORM ADV (File No. 801- 49059) filed on July 17, 1997, respectively.

          There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of PNB Bank, National Association (successor by merger to Provident National Bank) ("PNC Bank"), is, or at any time during the past two years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.


                         PNC Bank, National Association
                                    Directors

Position with                                                                           Type
PNC Bank                   Name             Other Business Connections                  of Business
--------                   ----             --------------------------                  -----------
Director          B.R. Brown                President and C.E.O. of                     Coal
                                            Consol, Inc.
                                            Consol Plaza
                                            Pittsburgh, PA 15241

Director          Constance E. Clayton      Associate Dean, School of                   Medical
                                            Health & Professor of Pediatrics
                                            Medical College of PA
                                            Hahnemann University
                                            430 East Sedgwick St.
                                            Philadelphia, PA 19119

Director          Eberhard Faber IV         Chairman and C.E.O.                         Manufacturing
                                            E.F.L., Inc.
                                            450 Hedge Road
                                            P.O. Box 49
                                            Bearcreek, PA 18602

Director          Dr. Stuart Heydt          President and C.E.O.                        Medical
                                            Geisinger Foundation
                                            100 N. Academy Avenue
                                            Danville, PA 17822

Director          Edward P. Junker, III     Vice Chairman                               Banking
                                            PNC Bank, N.A.
                                            Ninth and State Streets
                                            Erie, PA 16553

Director          Thomas A. McConomy        President, C.E.O. and                       Manufacturing
                                            Chairman, Calgon Carbon Corporation
                                            413 Woodland Road
                                            Sewickley, PA 15143

Director          Thomas H. O'Brien         Chairman                                    Banking
                                            PNC Bank, National Association
                                            One PNC Plaza, 30th Floor
                                            Pittsburgh, PA 15265

Director          Dr. J. Dennis O'Connor    Provost, The Smithsonian                    Education
                                            Institution
                                            1000 Jefferson Drive, S.W.
                                            Room 230, MRC 009
                                            Washington, DC 20560

Director          Rocco A. Ortenzio         Chairman and C.E.O.                         Medical
                                            Continental Medical Systems, Inc.

                                            P.O. Box 715
                                            Mechanicsburg, PA 17055

Director          Jane G. Pepper            President                                   Horticulture
                                            Pennsylvania Horticulture Society
                                            325 Walnut Street
                                            Philadelphia, PA 19106

Director          Robert C. Robb, Jr.       President, Lewis, Eckert, Robb              Financial
                                            & Company                                   and
                                            425 One Plymouth Meeting                    Management
                                            Plymouth Meeting, PA 19462                  Consultants

Director          James E. Rohr             President and C.E.O.                        Bank Holding
                                            PNC Bank, National Association              Company
                                            One PNC Plaza, 30th Floor
                                            Pittsburgh, PA 15265

Director          Daniel M. Rooney          President, Pittsburgh Steelers              Football
                                            Football Club of the National
                                            Football League
                                            300 Stadium Circle
                                            Pittsburgh, PA 15212

Director          Seth E. Schofield         Chairman, President and C.E.O.              Airline
                                            USAir Group, Inc. and USAir, Inc.
                                            2345 Crystal Drive
                                            Arlington, VA 22227

                        PNC Bank, National Association
                                   Officers

John E. Alden                      Senior Vice President

James C. Altman                    Senior Vice President

Lila M. Bachelier                  Senior Vice President

R. Perrin Baker                    Chief Market Counsel, Northwest PA

James R. Bartholomew               Senior Vice President

Peter R. Begg                      Senior Vice President

Donald G. Berdine                  Senior Vice President

Ben Berzin, Jr.                    Senior Vice President

James H. Best                      Senior Vice President

Eva T. Blum                        Senior Vice President

Susan B. Bohn                      Senior Vice President

George Brikis                      Executive Vice President

Michael Brundage                   Senior Vice President

                        PNC Bank, National Association
                                   Officers

Anthony J. Cacciatore              Senior Vice President

Richard C. Caldwell                Executive Vice President

Craig T. Campbell                  Senior Vice President

J. Richard Carnall                 Executive Vice President

Edward V. Caruso                   Executive Vice President

Peter K. Classen                   President & CEO, PNC Bank, Northeast, Pa

James P. Conley                    Senior Vice President/Credit Policy

Andra D. Cochran                   Senior Vice President

Sharon Coghlan                     Coordinating Market Chief Counsel, Philadelphia

James P. Conley                    Senior Vice President

C. David Cook                      Senior Vice President

Alfred F. Cordasco                 Supervising Counsel, Pittsburgh, PA

Robert Crouse                      Senior Vice President

Peter M. Crowley                   Senior Vice President

Keith P. Crytzer                   Senior Vice President

John J. Daggett                    Senior Vice President

Peter J. Donchak                   Senior Vice President

Anuj Dhanda                        Senior Vice President

Victor M. DiBattista               Chief Regional Counsel

Frank H. Dilenschneider            Senior Vice President

Thomas C. Dilworth                 Senior Vice President

Alfred J. DiMatteis                Senior Vice President

James Dionise                      Senior Vice President and C.F.O.

Patrick S. Doran                   Vice President, Head of Consumer Lending

Robert D. Edwards                  Senior Vice President

David J. Egan                      Senior Vice President

J. Lynn Evans                      Senior Vice President & Controller

William E. Fallon                  Senior Vice President

James M. Ferguson, III             Senior Vice President

                        PNC Bank, National Association
                                   Officers


Charles J. Ferrero                 Senior Vice President

Frederick C. Frank, III            Executive Vice President

William J. Friel                   Executive Vice President

John F. Fulgoney                   Senior Counsel & Corporate Secretary

Brian K. Garlock                   Senior Vice President

George D. Gonczar                  Senior Vice President

Richard C. Grace                   Senior Vice President

James S. Graham                    Senior Vice President

Michael J. Hannon                  Senior Vice President

Stephen G. Hardy                   Senior Vice President

Michael J. Harrington              Senior Vice President

Marva H. Harris                    Senior Vice President

Maurice H. Hartigan, II            Executive Vice President

G. Thomas Hewes                    Senior Vice President

Sylvan M. Holzer                   Senior Vice President

Bruce C. Iacobucci                 Senior Vice President

John M. Infield                    Senior Vice President

Philip C. Jackson                  Senior Vice President

William J. Johns                   Controller

William R. Johnson                 Audit Director

Edward P. Junker, III              Vice Chairman

Robert D. Kane                     Senior Vice President

Michael D. Kelsey                  Chief Compliance Counsel

Jack Kelly                         Senior Vice President

Geoffrey R. Kimmel                 Senior Vice President

Randall C. King                    Senior Vice President

Christopher M. Knoll               Senior Vice President

Richard C. Krauss                  Senior Vice President

                        PNC Bank, National Association
                                   Officers

Frank R. Krepp                     Senior Vice President & Chief Credit Policy
Officer

Kenneth P. Leckey                  Senior Vice President & Cashier

Marilyn R. Levins                  Senior Vice President

Carl J. Lisman                     Executive Vice President

George Lula                        Senior Vice President

Jane E. Madio                      Senior Vice President

Nicholas M. Marsini, Jr.           Senior Vice President

John A. Martin                     Senior Vice President

David O. Matthews                  Senior Vice President

Walter B. McClellan                Senior Vice President

James F. McGowan                   Senior Vice President

Charlotte B. McLaughlin            Senior Vice President

James C. Mendelson                 Senior Vice President

James W. Meighen                   Senior Vice President

Scott C. Meves                     Senior Vice President

Ralph S. Michael, III              Executive Vice President

J. William Mills                   Senior Vice President

Barbara A. Misner                  Senior Vice President

Marlene D. Mosco                   Senior Vice President

Scott Moss                         Senior Vice President

Peter F. Moylan                    Senior Vice President

Michael B. Nelson                  Executive Vice President

Thomas J. Nist                     Senior Vice President

Thomas H. O'Brien                  Chairman

James F. O'Day                     Senior Vice President

Cynthia G. Osofsky                 Senior Vice President

Thomas E. Paisley, III             Senior Vice President

Barbara Z. Parker                  Executive Vice President

                        PNC Bank, National Association
                                   Officers

George R. Partridge                Senior Vice President

Daniel J. Panlick                  Senior Vice President

David M. Payne                     Senior Vice President

Charles C. Pearson, Jr.            President and CEO, PNC Bank, Central PA

Helen P. Pudlin                    Senior Vice President

Edward V. Randall, Jr.             President and CEO, PNC Bank, Pittsburgh

Arthur F. Rodman, III              Senior Vice President

Richard C. Rhoades                 Senior Vice President

Bryan W. Ridley                    Senior Vice President

James E. Rohr                      President and Chief Executive Officer

Gary Royer                         Senior Vice President

Robert T. Saltarelli               Senior Vice President

Robert V. Sammartino               Senior Vice President

William Sayre, Jr.                 Senior Vice President

Alfred J. Schiavetti               Senior Vice President

David W. Schoffstall               Executive Vice President

Seymour Schwartzberg               Senior Vice President

Timothy G. Shack                   Senior Vice President

Douglas E. Shaffer                 Senior Vice President

Alfred A. Silva                    Senior Vice President

George R. Simon                    Senior Vice President

Richard L. Smoot                   President and CEO of PNC Bank, Philadelphia

Timothy N. Smyth                   Senior Vice President

Kenneth S. Spatz                   Senior Vice President

Darcel H. Steber                   Senior Vice President

Robert L. Tassome                  Senior Vice President

Jane B. Tompkins                   Senior Vice President

Robert B. Trempe                   Senior Vice President

Kevin M. Tucker                    Senior Vice President

                        PNC Bank, National Association
                                   Officers

Alan P. Vail                       Senior Vice President

Frank T. VanGrofski                Executive Vice President

Ronald H. Vicari                   Senior Vice President

William A. Wagner                  Senior Vice President

Patrick M. Wallace                 Senior Vice President

Annette M. Ward-Kredel             Senior Vice President

Robert S. Wrath                    Senior Vice President

Arlene M. Yocum                    Senior Vice President

Carole Yon                         Senior Vice President

George L. Ziminski, Jr.            Senior Vice President


(1)  PNC Bank, National Association, 120 S. 17th Street, Philadelphia, PA 19103
                                     1600 Market Street, Philadelphia, PA 19103
                                     17th and Chestnut Streets, Philadelphia, PA
                                     19103

(2)  PNC National Bank, 103 Bellevue Parkway, Wilmington, DE 19809.

(3)  PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

(4)  PNC Service Corp, 103 Bellevue Parkway, Wilmington, DE 19809.

(5) Provident Capital Management, Inc., 30 S. 17th Street, Suite 1500, Philadelphia, PA 19103.

(6)  PNC Investment Corp., Broad and Chestnut Street, Philadelphia, PA 19101.

(7) Provident Realty Management, Inc., Broad and Chestnut StreetS, Philadelphia, PA 19101.

(8)  Provident Realty, Inc., Broad and Chestnut Streets, Philadelphia, PA 19101.

(9)  PNC Bancorp, Inc., 222 Delaware Avenue, Wilmington, DE  19810

(10) PNC New Jersey Credit Corp, 1415 Route 70 East, Suite 604, Cherry Hill, NJ 08034.

(11) PNC Trust Company of New York, 40 Broad Street, New York, NY 10084.

(12) Provcor Properties, Inc., Broad and Chestnut Streets, Philadelphia, PA
     19101.

(13) PNC Credit Corp, 103 Bellevue Parkway, Wilmington, DE 19809.

(14) PNC Bank Corp., 5th Avenue and Wood Streets, Pittsburgh, PA 15265.

(16) PNC Bank, New Jersey, National Association, Woodland Falls Corporate Park, 210 Lake Drive East, Cherry Hill, NJ 08002.

(17) PNC Capital Corp, 5th Avenue and Woods Streets, Pittsburgh, PA 15265.

(18) PNC Holding Corp, 222 Delaware Avenue, P.O. Box 791, Wilmington, DE 19899.

(19) PNC Venture Corp, 5th Avenue and Woods Streets, Pittsburgh, PA 15265.

(20) PNC Bank, Delaware, 300 Delaware Avenue, Wilmington, DE 19801.

(21) Bank of Delaware Corp., 300 Delaware Avenue, Wilmington, DE 19801.

(22) Del-Vest, Inc., 300 Delaware Avenue, Wilmington, DE 19801.

(23) Marand Corp., 222 Delaware Avenue, Wilmington, DE 19801.

(24) Millsboro Insurance Agency, 300 Delaware Avenue, Wilmington, DE 19801.

(25) Roney-Richards, Inc., 300 Delaware Avenue, Wilmington, DE 19801.


     Item 29.  PRINCIPAL UNDERWRITER

         (a) Counsellors Securities Inc. (the "Distributor") acts as principal underwriter for the following investment companies:

         Warburg Pincus Cash Reserve Fund
         Warburg Pincus New York Tax Exempt Fund
         Warburg Pincus New York Intermediate Municipal Fund
         Warburg Pincus Intermediate Maturity Government Fund
         Warburg Pincus Fixed Income Fund
         Warburg Pincus Global Fixed Income Fund
         Warburg Pincus Capital Appreciation Fund
         Warburg Pincus Emerging Growth Fund
         Warburg Pincus International Equity Fund
         Warburg Pincus Japan OTC Fund
         Warburg Pincus Growth & Income Fund
         Warburg Pincus Balanced Fund
         Warburg Pincus Emerging Markets Fund
         Warburg Pincus Global Post-Venture Capital Fund
         Warburg Pincus Health Sciences Fund
         Warburg Pincus Institutional Fund
         Warburg Pincus Japan Growth Fund
         Warburg Pincus Post-Venture Capital Fund
         Warburg Pincus Small Company Growth Fund
         Warburg Pincus Small Company Value Fund
         Warburg Pincus Strategic Value Fund
         Warburg Pincus Trust
         Warburg Pincus Trust II


         (b) The information required by this item 29(b) is incorporated by reference to Form BD (SEC File No. 15-654) filed by the Distributor with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934.


Item 30.  LOCATION OF ACCOUNTS AND RECORDS

          (1) PNC Bank, National Association (successor by merger to Provident National Bank), 1600 Market Street, Philadelphia, PA 19103 (records relating to its functions as sub-adviser and custodian).

         (2) Counsellors Securities Inc., 466 Lexington Avenue, New York, New York 10017 (records relating to its functions as distributor).

         (3) PNC Institutional Management Corporation, Bellevue Corporate Center, 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as investment adviser, sub-adviser and administrator).

         (4) PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as transfer agent and dividend disbursing agent).

         (5) Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

         (6) BEA Associates, One Citicorp Center, 153 East 53rd Street, New York, New York 10022 (records relating to its function as investment adviser).

         (7) Numeric Investors, L.P., 1 Memorial Drive, Cambridge, Massachusetts 02142 (records relating to its function as investment adviser).

         (8) Boston Partners Asset Management, L.P., One Financial Center, 43rd Floor, Boston, Massachusetts 02111 (records relating to its function as investment adviser).

Item 31.  MANAGEMENT SERVICES

               None.

Item 32.  UNDERTAKINGS

          (a) Registrant hereby undertakes to hold a meeting of shareholders for the purpose of considering the removal of directors in the event the requisite number of shareholders so request.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post- Effective Amendment No. 51 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and State of Delaware, on the 8th day of December, 1997.

                                            THE RBB FUND, INC.


                                            By: /s/ Edward J. Roach
                                                ----------------------------
                                                Edward J. Roach
                                                President and
                                                Treasurer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



     SIGNATURE                                  TITLE                                    DATE
     ---------                                  -----                                    ----

/s/Edward J. Roach                       President (Principal                     December  8, 1997
----------------------                   Executive Officer) and
Edward J. Roach                          Treasurer (Principal
                                         Financial and Accounting
                                         Officer)

*Donald van Roden                        Director                                 December  8, 1997
----------------------
Donald van Roden

*Francis J. McKay                        Director                                 December  8, 1997
----------------------
Francis J. McKay


*Marvin E. Sternberg                     Director                                 December  8, 1997
----------------------
Marvin E. Sternberg

*Julian A. Brodsky                       Director                                 December  8, 1997
----------------------
Julian A. Brodsky

*Arnold M. Reichman                      Director                                 December  8, 1997
----------------------
Arnold M. Reichman

*Robert Sablowsky                        Director                                 December  8, 1997
----------------------
Robert Sablowsky


*By:/s/ Edward J. Roach                                                           December  8 , 1997
    -------------------
    Edward J. Roach
    Attorney-in-Fact

                              THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


          Know All Men by These Presents, that the undersigned, Donald van Roden, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:    April 23, 1997



/s/ Donald van Roden
----------------------------
     Donald van Roden

                               THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


          Know All Men by These Presents, that the undersigned, Marvin E. Sternberg, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:    April 23, 1997



/s/ Marvin E. Sternberg
---------------------------
   Marvin E. Sternberg

                               THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


          Know All Men by These Presents, that the undersigned, Arnold Reichman, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:    April 23, 1997



/s/ Arnold Reichman
---------------------------
     Arnold Reichman

                               THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


          Know All Men by These Presents, that the undersigned, Francis J. McKay, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:    April 23, 1997



/s/ Francis J. McKay
---------------------------
     Francis J. McKay

                               THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


          Know All Men by These Presents, that the undersigned, Julian Brodsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:    April 23, 1997



/s/ Julian Brodsky
---------------------------
     Julian Brodsky

                               THE RBB FUND, INC.
                                (the "Company")


                               POWER OF ATTORNEY
                               -----------------


          Know All Men by These Presents, that the undersigned, Robert Sablowsky, hereby constitutes and appoints Edward J. Roach and Michael P. Malloy, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Director or officer, or both, of the Company, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.



DATED:    April 23, 1997



/s/ Robert Sablowsky
---------------------------
     Robert Sablowsky

                               THE RBB FUND, INC.

                                 EXHIBIT INDEX
                                 -------------

     Exhibits
     --------

     (5)(y) Investment Advisory Agreement ( n/i Numeric Investors Larger Cap Value Fund) between Registrant and Numeric Investors, L.P. dated December 1, 1997.

     (5)(z) Investment Advisory Agreement (Boston Partners Bond Fund) between Registrant and Boston Partners Asset Management, L.P. dated December 1, 1997.

     (6)(ll) Distribution Agreement Supplement (Class VV) between Registrant and Counsellors Securities, Inc.

     (6)(mm) Distribution Agreement Supplement (Class WW) between Registrant and Counsellors Securities, Inc.

     (6)(nn) Distribution Agreement Supplement (Class XX) between Registrant and Counsellors Securities, Inc.

     (8)(p) Custody Agreement between Registrant and Custodial Trust Company on behalf of the n/i Numeric Investors Larger Cap Value Fund.

     (8)(q) Custodial Agreement Supplement between Registrant and PNC Bank, N.A. on behalf of the Boston Partners Bond Fund.

     (9)(aaa) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. dated December 1, 1997 (n/i Numeric Investors Larger Cap Value Fund).

     (9)(bbb) Administration and Accounting Services Agreement between Registrant and PFPC Inc. dated December 1, 1997 (n/i Numeric Investors Larger Cap Value Fund).

     (9)(ccc) Co-Administration Agreement between Registrant and Bear Stearns Funds Management, Inc. dated December 1, 1997 (n/i Numeric Investors Larger Cap Value Fund).

     (9)(ddd) Administrative Services Agreement between Registrant and Counsellors Fund Services, Inc. dated December 1, 1997 (n/i Numeric Investors Larger Cap Value Fund).

     (9)(eee) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. dated December 1, 1997 (Boston Partners Bond Fund, Institutional Class).

     (9)(fff) Transfer Agency Agreement Supplement between Registrant and PFPC Inc. dated December 1, 1997 (Boston Partners Bond Fund, Investor Class).


     (9)(ggg)  Administration and Accounting Services Agreement between
               Registrant and PFPC, Inc. dated December 1, 1997 (Boston Partners
               Bond Fund).

     (13)(m)   Purchase Agreement between Registrant and Boston Partners Asset
               Management L.P. relating to Classes VV and WW (Boston Partners
               Bond Fund).

     (13)(n)   Purchase Agreement between Registrant and Numeric Investors, L.P.
               relating to Class XX (n/i Numeric Investors Larger Cap Value
               Fund).

     (15)(ddd) Plan of Distribution (Boston Partners Bond Fund Institutional
               Class).

     (15)(eee) Plan of Distribution (Boston Partners Bond Fund Investor Class).

     (11)(a)   Consent of Drinker Biddle & Reath LLP.

     (11)(b)   Consent of Independent Accountants.

     (16)(c) Schedule for Computation of Performance Quotations for the n/i Numeric Investors Portfolios.

     (17)(a)   Financial Data Schedules with respect to the n/i Numeric
               Investors Micro Cap Class.

     (17)(b)   Financial Data Schedules with respect to the n/i Numeric
               Investors Growth Class.

     (17)(c)   Financial Data Schedules with respect to the n/i Numeric
               Investors Growth and Value Class.
